                                        INSTITUTIONAL SELECT(R) FUNDS

                                        April 30, 2001


                                        SEMIANNUAL REPORT
                                        AND
                                        AN IMPORTANT NOTICE
                                        REGARDING DELIVERY OF
                                        SHAREHOLDER DOCUMENTS

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILINGS OF YOUR INSTITUTIONAL SELECT(R) FUNDS SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


ADDITIONAL COPIES OF SHAREHOLDERS DOCUMENTS

THE PROSPECTUS AND SHAREHOLDER REPORTS FOR THE INSTITUTIONAL SELECT FUNDS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING 1-800-515-2157.

If you would prefer that your Institutional Select Funds mailings not be householded, please contact Schwab at 1-800-515-2157, or your Investment Manager. Your instructions that householding not apply to accounts holding Institutional Select Funds will be effective within 30 days of receipt by Schwab.

INSTITUTIONAL SELECT(R) FUNDS

                                       SEMIANNUAL REPORT

                                       April 30, 2001



                                       INSTITUTIONAL SELECT
                                       S&P 500 Fund



                                       INSTITUTIONAL SELECT
                                       Large-Cap Value Index Fund



                                       INSTITUTIONAL SELECT
                                       Small-Cap Value Index Fund

INSTITUTIONAL
SELECT(R) FUNDS

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

This annual report is designed to provide you with detailed information about the Institutional Select(R) Funds, a family of index funds designed to serve the needs of investment managers and their clients. These funds have competitive expense ratios and are generally only available through investment managers. With the support of investors such as yourself, combined assets in the Institutional Select Funds have grown to over $500 million as of April 30, 2001.

Charles Schwab Investment Management, Inc. (CSIM) serves as the investment advisor for the Institutional Select Funds. CSIM is committed to providing investors with high-quality, cost-efficient investment solutions. Incorporated in 1989, CSIM is now one of the leading mutual fund companies in the United States, managing more than $139 billion in assets for over 6 million shareholder accounts, as of 4/30/01.

I would like to thank you for your business. We will continue to do everything we can to warrant the trust you have placed in us.


Sincerely,

/s/ Charles Schwab

Charles Schwab

SEMIANNUAL REPORT

November 1, 2000 - April 30, 2001


 1       Market Overview


 5       Institutional Select S&P 500 Fund
         Large-caps struggled as the Index posted its worst historical performance in the first quarter.


 8       Institutional Select Large-Cap
         Value Index Fund

         Value stocks dominated growth issues over the period, which allowed the fund to outperform the S&P 500 Index.


11       Institutional Select Small-Cap
         Value Index Fund

         Small-cap value stocks outperformed other segments of the market by a large margin during the report period.


14       Financial Statements and Notes

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.


Although the U.S. economy continued to grow during the report period, there were signs everywhere that the unprecedented ten-plus year stretch of economic growth might be ending.

During the fourth quarter of 2000, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over five years. Meanwhile, equity markets, which had set record highs earlier in the year, tumbled dramatically, and continued to fall during the first quarter of 2001 as well.

The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep the suddenly fragile economy from slipping into a recession. During the first half of 2001, the Fed cut the key Federal Funds rate five times, for a total reduction of 2.5%.

While GDP increased slightly to 1.3% during the first quarter of 2001, it is still unclear whether a recession has been averted. Many parts of the U.S. economy remain weak, particularly the technology and industrial production sectors. Another key factor is consumer spending, which is expected to decline as the job layoffs that have been reported over the past several months begin to take their toll in the marketplace.

                       [CHECK BOOK AND CALCULATOR PHOTO]


--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]



S&P 500(R) INDEX: measures                   LEHMAN BROTHERS AGGREGATE
U.S. large cap stocks                        BOND INDEX: measures the U.S.
                                             bond market
RUSSELL 2000(R) INDEX: measures
U.S. small-cap stocks                        THREE-MONTH TREASURY BILLS
                                             (T-BILLS): measures short-term
MSCI-EAFE(R) INDEX: measures                 U.S. Treasury obligations
(in U.S. dollars) large-cap stocks in
Europe, Australasia and the Far East


                                     Lehman Aggregate     MSCI EAFE(R)     Russell 2000(R)    S&P 500(R)
      Date         3 Month T-Bill       Bond Index           Index             Index            Index
       10/31/00                 0                   0                  0              0             0
        11/3/00              0.05                -0.1                2.4           2.04         -0.19
       11/10/00              0.17                0.08               0.22          -3.32         -4.44
       11/17/00              0.26                 0.5              -1.27          -2.92         -4.32
       11/24/00              0.35                0.79              -3.95          -5.09         -6.14
        12/1/00              0.44                1.34              -2.32          -8.08         -7.86
        12/8/00              0.53                2.29              -1.13          -3.58         -4.03
       12/15/00              0.61                3.04              -2.11          -7.77         -8.07
       12/22/00              0.83                3.69              -3.19          -6.76          -8.5
       12/29/00              0.83                3.44              -0.27          -2.56         -7.42
         1/5/01              1.04                4.84              -0.08          -6.67         -8.96
        1/12/01              1.07                3.79              -1.78          -2.08         -7.54
        1/19/01              1.13                4.42              -0.95           -1.6         -5.86
        1/26/01               1.2                4.33              -1.47           0.54         -4.99
         2/2/01              1.28                 5.1              -1.23           1.04          -5.3
         2/9/01              1.33                 5.2              -4.14           0.28         -7.74
        2/16/01              1.39                4.93              -5.42           2.69         -8.67
        2/23/01              1.47                5.08              -8.56          -3.62        -12.58
         3/2/01              1.55                5.79              -8.33          -3.72        -13.29
         3/9/01              1.63                6.06              -7.54          -4.35        -13.34
        3/16/01              1.71                6.79             -14.86         -10.74        -19.16
        3/23/01              1.76                   7             -15.62         -10.42        -19.93
        3/30/01              2.58                6.68             -13.95           -8.9        -18.41
         4/6/01               2.7                7.06              -12.7         -12.08        -20.65
        4/13/01              2.74                6.14             -11.11          -7.94        -16.78
        4/20/01              2.85                6.13              -9.02          -5.56        -12.59
        4/30/01              2.92                6.22              -8.11          -1.77        -12.07

MARKET OVERVIEW Continued

--------------------------------------------------------------------------------
The country lost 223,000 jobs in April, many of them in the business services and manufacturing sectors.
--------------------------------------------------------------------------------
Source: Bureau of Labor Statistics.


UNEMPLOYMENT RISES TO HIGHEST LEVEL SINCE 1998.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4%--that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly. As of the report date, unemployment was at its highest level since 1998, and was more than 0.5% above its notable lows of just seven months earlier.

Job losses have affected almost every industry in the economy, which means that it may be difficult for the economy to rebound quickly. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.


INFLATION REMAINS IN CHECK.

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped to control labor costs, and consumer prices have been relatively stable.

At the same time, however, consumers are facing steep increases in the costs of gas and energy. Economists will be keeping a watch on gas and energy prices as summer approaches and demand for these resources goes up.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior and therefore the funds during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for the past ten years but slowed dramatically in the 4th quarter of 2000. Real GDP grew just 1% during the quarter. The economy grew modestly during Q1 2001, recording a gain of 1.3%.

                          [REAL GDP GROWTH BAR CHART]

                        Growth in
Quarter                  GDP (%)
Q2 1991                       2.6
Q3 1991                       1.3
Q4 1991                       2.5
Q1 1992                       3.8
Q2 1992                       3.8
Q3 1992                       3.1
Q4 1992                       5.4
Q1 1993                       0.1
Q2 1993                       2.5
Q3 1993                       1.8
Q4 1993                       6.2
Q1 1994                       3.4
Q2 1994                       5.7
Q3 1994                       2.2
Q4 1994                         5
Q1 1995                       1.5
Q2 1995                       0.8
Q3 1995                       3.1
Q4 1995                       3.2
Q1 1996                       2.9
Q2 1996                       6.8
Q3 1996                         2
Q4 1996                       4.6
Q1 1997                       4.4
Q2 1997                       5.9
Q3 1997                       4.2
Q4 1997                       2.8
Q1 1998                       6.5
Q2 1998                       2.9
Q3 1998                       3.4
Q4 1998                       5.6
Q1 1999                       3.5
Q2 1999                       2.5
Q3 1999                       5.7
Q4 1999                       8.3
Q1 2000                       4.8
Q2 2000                       5.6
Q3 2000                       2.2
Q4 2000                         1
Q1 2001                       1.3


Gross domestic product, a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

--------------------------------------------------------------------------------
Concerned about high valuations in the face of a slowing economy, investors fled stocks and turned to more conservative investments.
--------------------------------------------------------------------------------


STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets that began in the last quarter of 2000 continued during the report period, leaving stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

                      [PEOPLE BIDDING/STOCK MARKET PHOTO]

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet startups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value during the report period. However, stocks did rebound somewhat as the period came to a close, with most major indices posting positive gains for the month of April.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to use part of the surplus to buy back bonds, which reduced supply and increased returns on bond


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


Unemployment rose dramatically during the period, reaching its highest level since 1998. The unemployment rate was 4.5% during April 2001 reflecting the widespread job cuts over the past few months.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

                        Unemployment
Date                       Rate
         May-91               6.9
         Jun-91               6.9
         Jul-91               6.8
         Aug-91               6.9
         Sep-91               6.9
         Oct-91                 7
         Nov-91                 7
         Dec-91               7.3
         Jan-92               7.3
         Feb-92               7.4
         Mar-92               7.4
         Apr-92               7.4
         May-92               7.6
         Jun-92               7.8
         Jul-92               7.7
         Aug-92               7.6
         Sep-92               7.6
         Oct-92               7.3
         Nov-92               7.4
         Dec-92               7.4
         Jan-93               7.3
         Feb-93               7.1
         Mar-93                 7
         Apr-93               7.1
         May-93               7.1
         Jun-93                 7
         Jul-93               6.9
         Aug-93               6.8
         Sep-93               6.7
         Oct-93               6.8
         Nov-93               6.6
         Dec-93               6.5
         Jan-94               6.8
         Feb-94               6.6
         Mar-94               6.5
         Apr-94               6.4
         May-94               6.1
         Jun-94               6.1
         Jul-94               6.3
         Aug-94                 6
         Sep-94               5.8
         Oct-94               5.8
         Nov-94               5.6
         Dec-94               5.5
         Jan-95               5.6
         Feb-95               5.4
         Mar-95               5.3
         Apr-95               5.8
         May-95               5.8
         Jun-95               5.6
         Jul-95               5.6
         Aug-95               5.7
         Sep-95               5.6
         Oct-95               5.5
         Nov-95               5.7
         Dec-95               5.6
         Jan-96               5.6
         Feb-96               5.5
         Mar-96               5.6
         Apr-96               5.5
         May-96               5.6
         Jun-96               5.3
         Jul-96               5.5
         Aug-96               5.1
         Sep-96               5.2
         Oct-96               5.2
         Nov-96               5.3
         Dec-96               5.4
         Jan-97               5.3
         Feb-97               5.3
         Mar-97               5.1
         Apr-97                 5
         May-97               4.7
         Jun-97                 5
         Jul-97               4.7
         Aug-97               4.9
         Sep-97               4.7
         Oct-97               4.7
         Nov-97               4.6
         Dec-97               4.7
         Jan-98               4.5
         Feb-98               4.6
         Mar-98               4.6
         Apr-98               4.3
         May-98               4.3
         Jun-98               4.5
         Jul-98               4.5
         Aug-98               4.5
         Sep-98               4.5
         Oct-98               4.5
         Nov-98               4.4
         Dec-98               4.3
         Jan-99               4.3
         Feb-99               4.4
         Mar-99               4.2
         Apr-99               4.3
         May-99               4.2
         Jun-99               4.3
         Jul-99               4.3
         Aug-99               4.2
         Sep-99               4.2
         Oct-99               4.1
         Nov-99               4.1
         Dec-99               4.1
         Jan-00                 4
         Feb-00               4.1
         Mar-00               4.1
         Apr-00               3.9
         May-00               4.1
         Jun-00                 4
         Jul-00                 4
         Aug-00               4.1
         Sep-00               3.9
         Oct-00               3.9
         Nov-00                 4
         Dec-00                 4
         Jan-01               4.2
         Feb-01               4.2
         Mar-01               4.3
         Apr-01               4.5


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.3% for the 12 months ended April 30, 2001 (2.6% if food and energy are excluded). ECI rose 4.1% for the 12 months ended March 31, 2001.

                       [MEASURE OF INFLATION LINE GRAPH]

                        Consumer Price                Employment Cost
        Date                index          Date           Index
         May-91                 5
         Jun-91               4.7        Jun-91             4.6
         Jul-91               4.4
         Aug-91               3.8
         Sep-91               3.4         Sep-91            4.3
         Oct-91               2.9
         Nov-91                 3
         Dec-91               3.1        Dec-91             4.3
         Jan-92               2.6
         Feb-92               2.8
         Mar-92               3.2         Mar-92              4
         Apr-92               3.2
         May-92                 3
         Jun-92               3.1         Jun-92            3.6
         Jul-92               3.2
         Aug-92               3.1
         Sep-92                 3         Sep-92            3.5
         Oct-92               3.2
         Nov-92                 3
         Dec-92               2.9         Dec-92            3.5
         Jan-93               3.3
         Feb-93               3.2
         Mar-93               3.1         Mar-93            3.5
         Apr-93               3.2
         May-93               3.2
         Jun-93                 3         Jun-93            3.6
         Jul-93               2.8
         Aug-93               2.8
         Sep-93               2.7         Sep-93            3.6
         Oct-93               2.8
         Nov-93               2.7
         Dec-93               2.7         Dec-93            3.5
         Jan-94               2.5
         Feb-94               2.5
         Mar-94               2.5         Mar-94            3.2
         Apr-94               2.4
         May-94               2.3
         Jun-94               2.5         Jun-94            3.2
         Jul-94               2.8
         Aug-94               2.9
         Sep-94                 3         Sep-94            3.2
         Oct-94               2.6
         Nov-94               2.7
         Dec-94               2.7         Dec-94              3
         Jan-95               2.8
         Feb-95               2.9
         Mar-95               2.9         Mar-95            2.9
         Apr-95               3.1
         May-95               3.2
         Jun-95                 3         Jun-95            2.9
         Jul-95               2.8
         Aug-95               2.6
         Sep-95               2.5         Sep-95            2.7
         Oct-95               2.8
         Nov-95               2.6
         Dec-95               2.5         Dec-95            2.7
         Jan-96               2.7
         Feb-96               2.7
         Mar-96               2.8         Mar-96            2.8
         Apr-96               2.9
         May-96               2.9
         Jun-96               2.8         Jun-96            2.9
         Jul-96                 3
         Aug-96               2.9
         Sep-96                 3         Sep-96            2.8
         Oct-96                 3
         Nov-96               3.3
         Dec-96               3.3         Dec-96            2.9
         Jan-97                 3
         Feb-97                 3
         Mar-97               2.8         Mar-97            2.9
         Apr-97               2.5
         May-97               2.2
         Jun-97               2.3         Jun-97            2.8
         Jul-97               2.2
         Aug-97               2.2
         Sep-97               2.2         Sep-97              3
         Oct-97               2.1
         Nov-97               1.8
         Dec-97               1.7         Dec-97            3.3
         Jan-98               1.6
         Feb-98               1.4
         Mar-98               1.4         Mar-98            3.3
         Apr-98               1.4
         May-98               1.7
         Jun-98               1.7         Jun-98            3.5
         Jul-98               1.7
         Aug-98               1.6
         Sep-98               1.5         Sep-98            3.7
         Oct-98               1.5
         Nov-98               1.5
         Dec-98               1.6         Dec-98            3.4
         Jan-99               1.7
         Feb-99               1.6
         Mar-99               1.7         Mar-99              3
         Apr-99               2.3
         May-99               2.1
         Jun-99                 2         Jun-99            3.2
         Jul-99               2.1
         Aug-99               2.3
         Sep-99               2.6         Sep-99            3.1
         Oct-99               2.6
         Nov-99               2.6
         Dec-99               2.7         Dec-99            3.4
         Jan-00               2.7
         Feb-00               3.2
         Mar-00               3.7         Mar-00            4.3
         Apr-00                 3
         May-00               3.1
         Jun-00               3.7         Jun-00            4.4
         Jul-00               3.7
         Aug-00               3.4
         Sep-00               3.5         Sep-00            4.3
         Oct-00               3.4
         Nov-00               3.4
         Dec-00               3.4         Dec-00            4.1
         Jan-01               3.7
         Feb-01               3.5
         Mar-01               2.9          1-Mar            4.1
         Apr-01


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

--------------------------------------------------------------------------------
In spite of the many signs of economic weakness to date, it's still unclear whether the economy will shrink or grow in the second half of 2001.
--------------------------------------------------------------------------------


investments. Bond performance also got a boost as investors looking for alternatives to stocks competed for a limited supply of bonds. The Fed's reduction of short-term interest rates only helped to boost returns on bonds, while also lifting the performance of short-term debt securities.


ON THE HORIZON: SLOWER GROWTH.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, it is unclear whether the economy will continue to slow or avoid a downturn. The Fed has certainly indicated that it is concerned about a recession by aggressively reducing interest rates, in order to increase the level of economic activity. The slowdown provided momentum for President Bush's proposed tax-cut package, which was passed by Congress after the close of the report period. The hope is that the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth during the second half of the year.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 28.14, a level significantly above the 30-year average of 16.15.

                 [S&P 500 PRICE/EARNINGS RATIO P/E LINE GRAPH]

                           S&P 500
        Date               P/E Ratio          30 Yr Avrge
         May-91             18.23                15.8
         Jun-91              17.7                15.8
         Jul-91             18.37                15.8
         Aug-91             20.35                15.8
         Sep-91             19.98                15.8
         Oct-91             20.37                15.8
         Nov-91             20.99                15.8
         Dec-91             22.89                15.8
         Jan-92             23.03                15.8
         Feb-92             25.78                15.8
         Mar-92             25.51                15.8
         Apr-92             26.03                15.8
         May-92             25.22                15.8
         Jun-92             25.23                15.8
         Jul-92             26.08                15.8
         Aug-92             24.22                15.8
         Sep-92              24.7                15.8
         Oct-92             24.64                15.8
         Nov-92              23.8                15.8
         Dec-92             24.31                15.8
         Jan-93             24.29                15.8
         Feb-93             24.44                15.8
         Mar-93             23.48                15.8
         Apr-93             22.92                15.8
         May-93             22.96                15.8
         Jun-93              22.9                15.8
         Jul-93             22.91                15.8
         Aug-93             24.21                15.8
         Sep-93             23.77                15.8
         Oct-93             24.04                15.8
         Nov-93             22.52                15.8
         Dec-93             22.95                15.8
         Jan-94             22.98                15.8
         Feb-94             21.17                15.8
         Mar-94             20.34                15.8
         Apr-94              20.1                15.8
         May-94             20.16                15.8
         Jun-94             19.77                15.8
         Jul-94             18.63                15.8
         Aug-94             18.91                15.8
         Sep-94             18.32                15.8
         Oct-94             17.51                15.8
         Nov-94             16.56                15.8
         Dec-94             16.98                15.8
         Jan-95             16.05                15.8
         Feb-95             16.22                15.8
         Mar-95             16.47                15.8
         Apr-95                16                15.8
         May-95             16.45                15.8
         Jun-95             16.77                15.8
         Jul-95             16.61                15.8
         Aug-95             16.18                15.8
         Sep-95             16.85                15.8
         Oct-95             16.18                15.8
         Nov-95             17.86                15.8
         Dec-95             17.41                15.8
         Jan-96             18.29                15.8
         Feb-96             18.57                15.8
         Mar-96             18.94                15.8
         Apr-96             19.16                15.8
         May-96             19.48                15.8
         Jun-96              19.3                15.8
         Jul-96             18.31                15.8
         Aug-96             18.62                15.8
         Sep-96             19.73                15.8
         Oct-96             19.59                15.8
         Nov-96             21.06                15.8
         Dec-96             20.77                15.8
         Jan-97             20.52                15.8
         Feb-97             20.95                15.8
         Mar-97             19.87                15.8
         Apr-97             20.23                15.8
         May-97             21.45                15.8
         Jun-97             22.44                15.8
         Jul-97             23.99                15.8
         Aug-97             22.74                15.8
         Sep-97                24                15.8
         Oct-97             22.84                15.8
         Nov-97             24.12                15.8
         Dec-97             24.53                15.8
         Jan-98             25.03                15.8
         Feb-98             26.49                15.8
         Mar-98             27.98                15.8
         Apr-98             26.69                15.8
         May-98             26.15                15.8
         Jun-98             27.27                15.8
         Jul-98             26.94                15.8
         Aug-98              22.9                15.8
         Sep-98             24.35                15.8
         Oct-98             28.07                15.8
         Nov-98             30.31                15.8
         Dec-98             32.15                15.8
         Jan-99              33.9                15.8
         Feb-99             32.64                15.8
         Mar-99             33.92                15.8
         Apr-99              33.9                15.8
         May-99             32.74                15.8
         Jun-99              34.7                15.8
         Jul-99             31.31                15.8
         Aug-99             31.21                15.8
         Sep-99             30.39                15.8
         Oct-99             30.41                15.8
         Nov-99             30.65                15.8
         Dec-99             32.53                15.8
         Jan-00             29.78                15.8
         Feb-00             28.59                15.8
         Mar-00              31.5                15.8
         Apr-00             29.41                15.8
         May-00             28.82                15.8
         Jun-00             29.31                15.8
         Jul-00             28.94                15.8
         Aug-00             30.35                15.8
         Sep-00             28.64                15.8
         Oct-00              27.5                15.8
         Nov-00             25.42                15.8
         Dec-00             25.39                15.8
         Jan-01             27.96                15.8
         Feb-01             25.32                15.8
         Mar-01              24.1                15.8
         Apr-01             28.14                15.8


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them, relative to earnings. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.


STOCK MARKETS OF SELECTED COUNTRIES

Four best-performing and four worst-performing countries in the MSCI-EAFE(R) Index during the report period.


While foreign stocks fell -6.80% when measured in their local currencies, a strong U.S. Dollar changed that into a -8.11% return for U.S. investors.

                [STOCK MARKETS OF SELECTED COUNTRIES BAR CHART]

New Zealand             22.14
Austria                 10.79
Australia                5.41
Spain                    2.81
MSCI-EAFE INDEX         -8.11
Japan                  -12.28
Finland                -16.64
Singapore              -18.35
Sweden                 -24.89


The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.

INSTITUTIONAL SELECT

S&P 500 FUND

                              [PHOTO OF GERI HOM]

"The report period was marked by severe volatility and the worst performance for equities in recent market history."

      Portfolio Manager
      Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


                         TICKER SYMBOL           ISLCX
--------------------------------------------------------------------------------

                                        INVESTMENT STYLE 1
              MARKET CAP 1      VALUE        BLEND          GROWTH
               LARGE             [   ]        [ X ]          [  ]

               MEDIUM            [   ]        [   ]          [  ]

               SMALL             [   ]        [   ]          [  ]

THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P 500(R) INDEX.


MANAGER'S PERSPECTIVE

SEVERE VOLATILITY WAS THE MAIN STORY DURING THE REPORT PERIOD, AS EQUITY MARKETS FELL DRAMATICALLY. The first quarter of 2001 was the worst for the Dow Jones Industrial Average since 1960 and the worst ever first quarter for the Nasdaq, which fell 26%. All major stock indices were off more than 20% from their highs of March 2000. Contributing factors include fallout from the Fed's interest rate increases in early 2000, investor concerns over high stock valuations and lower-than-expected earnings from many corporations.

THE FUND WAS HIT HARD BY A DECLINE IN THE TECHNOLOGY SECTOR, WHICH AS OF 4/30/2000 REPRESENTED ABOUT A THIRD OF THE S&P 500 INDEX. As of the report date, this decline had reduced the technology sector's weight to 18% of the Index--substantially smaller, although still the largest sector in the Index. The 18.4% decline in the communication sector also took a toll on fund performance. The best-performing sectors were basic materials and consumer cyclicals. The fund tracked the performance of the S&P 500 Index during the report period.

STOCKS RALLIED AGAIN IN APRIL, WITH THE S&P 500 INDEX UP 7.8%, ITS BEST MONTH IN OVER A YEAR. A major factor appears to have been the Fed's series of interest rate cuts that began in January of 2001.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

INSTITUTIONAL SELECT S&P 500 FUND

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURN BAR CHART]


                           6 MONTHS 3                             1 YEAR                          SINCE INCEPTION: 2/1/99
               -----------------------------------  ------------------------------------  ----------------------------------------
                                      PEER GROUP                            PEER GROUP                             PEER GROUP
                FUND 1      S&P 500    AVERAGE 2     FUND 1       S&P 500    AVERAGE 2     FUND 1      S&P 500    AVERAGE 2
               lost to       INDEX     lost to       lost to       INDEX     lost to       lost to       INDEX      lost to
                 taxes                   taxes         taxes                   taxes         taxes                   taxes

               TRACKING DIFFERENTIAL                TRACKING DIFFERENTIAL                 TRACKING DIFFERENTIAL
                 between fund and                     between fund and                      between fund and
                       index                                index                                 index
               ----------------------               -----------------------               -----------------------
                      (0.11%)                              (0.05%)                               (0.13%)
Pre-Tax Total
Return 4         (12.02%)   (12.07%)    (11.69%)      (13.02%)    (12.97%)    (10.74%)        0.01%       0.14%         --
AFTER-TAX
RETURN 5             --         --          --        (13.39%)        --      (12.34%)        0.34%        --           --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P 500 Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                           $10K INVESTMENT: SCHWAB INSTITUTIONAL SELECT S&P 500


                                 S&P 500
                  ISLCX          Index
              --------------------------
      02/01/99       10000        10000
      02/28/99        9680         9689
      03/31/99       10070        10077
      04/30/99       10460        10467
      05/31/99       10200        10220
      06/30/99       10770        10787
      07/31/99       10440        10450
      08/31/99       10380        10398
      09/30/99       10100        10113
      10/31/99       10740        10753
      11/30/99       10950        10972
      12/31/99       11602        11618
      01/31/00       11016        11035
      02/29/00       10804        10826
      03/31/00       11864        11885
      04/30/00       11501        11527
      05/31/00       11259        11291
      06/30/00       11541        11569
      07/31/00       11360        11389
      08/31/00       12066        12096
      09/30/00       11420        11458
      10/31/00       11370        11410
      11/30/00       10481        10510
      12/31/00       10534        10562
      01/31/01       10901        10937
      02/28/01        9911         9939
      03/31/01        9278         9309
      04/30/01       10003        10033

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month and one-year periods was 2,911 and 2,602, respectively.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment;

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains;

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares).

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

FUND FACTS


TOP TEN HOLDINGS 1 as of 4/30/01
1    GENERAL ELECTRIC CO.                                                   4.3%
2    MICROSOFT CORP.                                                        3.2%
3    EXXON MOBIL CORP.                                                      2.7%
4    PFIZER, INC.                                                           2.4%
5    CITIGROUP, INC.                                                        2.2%
6    WAL-MART STORES, INC.                                                  2.1%
7    AOL TIME WARNER, INC.                                                  1.9%
8    INTEL CORP.                                                            1.8%
9    INTERNATIONAL BUSINESS MACHINES CORP.                                  1.7%
10   AMERICAN INTERNATIONAL GROUP, INC.                                     1.6%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            23.9%


STATISTICS AS OF 4/30/01

                                                                      PEER GROUP
                                                       FUND            AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                         503              141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                           $   63,037       $   44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                29.3             30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     6.6              6.4
--------------------------------------------------------------------------------
12-Month Yield                                            1.14%            0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                      8% 3           109%
--------------------------------------------------------------------------------
Three-Year Beta 4                                           --               --
--------------------------------------------------------------------------------


EXPENSE RATIO AS OF 4/30/01


                           [EXPENSE RATIO BAR GRAPH]


FUND                    0.15% 5
PEER GROUP AVERAGE      1.35% 2

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Large-Cap Fund category.

3    Not annualized.

4    Not available until the fund has sufficient performance to report.

5 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

6    Source: Standard & Poor's(R), a division of McGraw-Hill companies.


INDEX COMPOSITION BY INDUSTRY 6

These charts show the size of the ten largest industries in the S&P 500 Index. As the charts show, the total portion represented by these industries has changed over the past five years.


AS OF 4/30/01
--------------------------------------------------------------------------------


                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]


 1     12.9%      Drugs & Medicine
 2     10.5%      Business Machines
 3      7.1%      Electronics
 4      7.0%      Miscellaneous Finance
 5      6.5%      Retail
 6      6.0%      Banks
 7      5.8%      Telephone
 8      5.8%      Producer Goods
 9      4.8%      International Oil
10      4.6%      Media
       29.0%      Other


AS OF 4/30/00
--------------------------------------------------------------------------------




                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]


 1      16.7%      Business Machines
 2      12.4%      Electronics
 3       9.8%      Drugs & Medicine
 4       7.0%      Telephone
 5       6.0%      Retail
 6       5.5%      Producer Goods
 7       5.4%      Miscellaneous Finance
 8       4.7%      Banks
 9       4.5%      Business Services
10       3.9%      Media
        24.1%      Other


AS OF 4/30/96
--------------------------------------------------------------------------------




                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]


 1     10.1%      Drugs & Medicine
 2      8.2%      Telephone
 3      7.0%      Banks
 4      6.6%      International Oil
 5      6.3%      Food & Agriculture
 6      5.9%      Business Machines
 7      5.5%      Producer Goods
 8      4.9%      Retail
 9      4.8%      Electronics
10      4.1%      Energy & Utilities
       36.6%      other

INSTITUTIONAL SELECT
LARGE CAP VALUE
INDEX FUND

                       [PHOTO OF GERI HOM AND LARRY MANO]


"The 1st quarter of 2001 was the worst 1st quarter for the Dow Jones Industrial Average since 1960, and it was the worst 1st quarter ever for the NASDAQ."

         Portfolio Managers
         Geri Hom and
         Larry Mano

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, director and portfolio manager, has day-to-day portfolio management responsibilities for the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.


                            TICKER SYMBOL      ISLVX
--------------------------------------------------------------------------------

                                             INVESTMENT STYLE 1

MARKET CAP 1                VALUE                 BLEND                  GROWTH
LARGE                        [X]                   [ ]                    [ ]

MEDIUM                       [ ]                   [ ]                    [ ]

SMALL                        [ ]                   [ ]                    [ ]

THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P 500/BARRA VALUE INDEX. 2


MANAGER'S PERSPECTIVE

THE REPORT PERIOD WAS MARKED BY SEVERE VOLATILITY AND THE WORST PERFORMANCES FOR EQUITIES IN RECENT MARKET HISTORY. The poor performance of stocks was due to a combination of factors including the delayed effects of the Fed's campaign to increase interest rates early in 2000, investors' concerns with high stock valuations and an onslaught of reports from corporations announcing lower than expected earnings in the first quarter.

VALUE STOCKS CONTINUED THEIR DOMINANCE OVER GROWTH ISSUES DURING THE PERIOD. The fund had significant exposure to stocks in defensive sectors with lower P/E ratios and higher dividend yields. These investments outperformed their growth counterparts somewhat insulating the fund from the market downturn. The S&P 500/Barra Value Index, which benefited from exposure to lower-volatility stocks, outperformed the S&P 500 Index for the period. The best performing sectors were transportation, materials and services, and consumer non-durables, but the fund suffered from poor performances in utilities and technology.

AS THE REPORT PERIOD CAME TO A CLOSE, STOCKS STAGED A STRONG RALLY IN APRIL. Stocks were helped by the Fed, which reduced interest rates by 0.50% in each of the first fourth months of 2001 in hopes of stimulating an economy that was suffering from rising unemployment, decreased capital spending by businesses and declining consumer confidence.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 "Standard & Poors"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", "500" and "S&P 500/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund with the S&P 500/Barra Value Index and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]


                           6 MONTHS 3                             1 YEAR                          SINCE INCEPTION: 2/1/99
               -----------------------------------  ------------------------------------  ----------------------------------------
                            S&P 500/                             S&P 500/                              S&P 500/
                          BARRA VALUE  PEER GROUP              BARRA VALUE  PEER GROUP                BARRA VALUE  PEER GROUP
                FUND 1       INDEX      AVERAGE 2     FUND 1      INDEX      AVERAGE 2      FUND 1       INDEX      AVERAGE 2
               lost to                  lost to      lost to                 lost to       lost to                   lost to
                taxes                    taxes        taxes                   taxes         taxes                     taxes

               TRACKING DIFFERENTIAL                TRACKING DIFFERENTIAL                 TRACKING DIFFERENTIAL
                 between fund and                     between fund and                      between fund and
                       index                                index                                 index
               ----------------------               -----------------------               -----------------------
                      (0.11%)                              (0.20%)                               (0.29%)
Pre-Tax Total
Return 4          (0.53%)    (0.42%)    (11.69%)        6.15%       6.35%     (10.74%)        6.96%       7.25%         --
AFTER-TAX
RETURN 5             --         --          --          4.96%         --      (12.74%)        6.02%        --           --

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500/Barra Value Index. 4


                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

       $10K INVESTMENT: SCHWAB INSTITUTIONAL SELECT LARGE CAP VALUE INDEX

                                     S&P Small
                                        Cap
                                     600/Barra
                  ISLVX             Value Index
              ---------------------------------
      02/01/99       10000            10000
      02/28/99        9780             9785
      03/31/99       10080            10081
      04/30/99       10930            10950
      05/31/99       10730            10756
      06/30/99       11140            11169
      07/31/99       10790            10826
      08/31/99       10520            10553
      09/30/99       10110            10140
      10/31/99       10680            10712
      11/30/99       10620            10649
      12/31/99       11008            11049
      01/31/00       10650            10698
      02/29/00        9996            10030
      03/31/00       11039            11076
      04/30/00       10957            11001
      05/31/00       10988            11036
      06/30/00       10548            10600
      07/31/00       10763            10812
      08/31/00       11489            11537
      09/30/00       11478            11535
      10/31/00       11693            11751
      11/30/00       11090            11149
      12/31/00       11662            11723
      01/31/01       12154            12218
      02/28/01       11342            11408
      03/31/01       10894            10957
      04/30/01       11630            11700

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month and one-year periods was 2,911 and 2,602, respectively.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains;

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares).

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

FUND FACTS

TOP TEN HOLDINGS 1 as of 4/30/01
1    EXXON MOBIL CORP.                                                      5.1%
2    CITIGROUP, INC.                                                        4.1%
3    VERIZON COMMUNICATIONS                                                 2.5%
4    SBC COMMUNICATIONS, INC.                                               2.3%
5    ROYAL DUTCH PETROLEUM CO.-SPONSORED ADR                                2.1%
6    PHILIP MORRIS COS., INC.                                               1.9%
7    TYCO INTERNATIONAL LTD.                                                1.6%
8    BANK OF AMERICA CORP.                                                  1.5%
9    J.P. MORGAN CHASE & CO.                                                1.5%
10   VIACOM, INC.                                                           1.4%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            24.0%


STATISTICS as of 4/30/01

                                                                      PEER GROUP
                                                        FUND           AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                      380               141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                            $   36,812       $   44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                              21.9              30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                   3.5               6.4
--------------------------------------------------------------------------------
12-Month Yield                                          1.29%             0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                 18% 3             109%
--------------------------------------------------------------------------------
Three-Year Beta 4                                        --                --
--------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01


                           [EXPENSE RATIO BAR CHART]


FUND                    0.25% 5
PEER GROUP AVERAGE      1.35% 2


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Large-Cap Fund category.

3    Not annualized.

4    Not available until the fund has sufficient performance to report.

5 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

6    Source: Standard & Poor's(R), a division of McGraw-Hill companies.


INDEX COMPOSITION BY INDUSTRY 6

These charts show the size of the ten largest industries in the S&P 500/Barra Value Index. As the charts show, the total portion represented by these industries has remained fairly stable over the past five years.


AS OF 4/30/01
--------------------------------------------------------------------------------


                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]


 1     10.9%      Miscellaneous Finance
 2     10.5%      Telephone
 3     10.1%      Banks
 4      8.9%      International Oil
 5      7.3%      Energy & Utilities
 6      6.6%      Electronics
 7      4.8%      Media
 8      4.3%      Retail
 9      4.0%      Insurance
10      3.6%      Business Services
       29.0%      Other


AS OF 4/30/00
--------------------------------------------------------------------------------


                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]


 1     11.0%      Telephone
 2     10.3%      Miscellaneous Finance
 3     10.2%      Banks
 4      8.3%      International Oil
 5      6.1%      Insurance
 6      5.7%      Media
 7      5.5%      Energy & Utilities
 8      4.9%      Business Machines
 9      4.5%      Electronics
10      4.2%      Retail
       29.4%      Other


AS OF 4/30/96
--------------------------------------------------------------------------------


                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]



 1     13.2%      International Oil
 2     13.1%      Banks
 3      7.5%      Energy & Utilities
 4      6.7%      Telephone
 5      5.9%      Miscellaneous Finance
 6      5.0%      Motor Vehicles
 7      4.8%      Retail
 8      4.7%      Aerospace
 9      4.6%      Insurance
10      4.2%      Chemicals
       30.4%      Other

INSTITUTIONAL SELECT
SMALL-CAP VALUE INDEX FUND

[PHOTO OF GERI HOM AND LARRY MANO]

"Small-cap value stocks were the only bright spot in the equity markets during the report period."

         Portfolio Managers
         Geri Hom and
         Larry Mano


GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, director and portfolio manager, has day-to-day portfolio management responsibilities for the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.


                           TICKER SYMBOL       ISSVX
--------------------------------------------------------------------------------

                                             INVESTMENT STYLE 1

        MARKET CAP 1        VALUE         BLEND          GROWTH
        LARGE               [   ]          [   ]         [   ]

        MEDIUM              [   ]          [   ]         [   ]

        SMALL               [ X ]          [   ]         [   ]

THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P SMALL CAP 600/BARRA VALUE INDEX. 2


MANAGER'S PERSPECTIVE

THE EQUITY MARKETS EXHIBITED UNPRECEDENTED VOLATILITY DURING THE REPORTING PERIOD, EXTENDING A DOWNWARD TREND, WHICH STARTED LAST MARCH AND EXTENDED INTO THE FIRST QUARTER OF 2001. A combination of factors drove stocks sharply lower during the report period. These factors included the delayed effect of the Fed's efforts to slow the economy by raising interest rates and the widespread corporate profit deteriorations amidst a slowing domestic economy, which caused investors to sell growth stocks with high valuations.

DURING THE REPORT PERIOD VALUE-ORIENTED SMALL-CAPITALIZATION STOCKS WERE THE BEST PERFORMING SEGMENT IN THE EQUITY MARKETS. For the report period, the S&P Small-Cap 600/BARRA Value Index easily outperformed the S&P 500 Index. The fund's strong performance can be attributed to holdings in stocks with high dividend yields and low earnings multiple ratios, such as transportation, capital goods and consumer nondurables.

STOCKS WERE EVENTUALLY HELPED BY THE FED'S REDUCTIONS OF INTEREST RATES BY 0.50% IN EACH OF THE FIRST FOUR MONTHS OF THE YEAR. The Fed hoped to stimulate an economy that was suffering from rising unemployment, decreased capital spending by businesses and declining consumer confidence.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 "Standard & Poors"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", "500" and "S&P SmallCap 600/BARRA Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund with the S&P 600/Barra Value Index and the Morningstar Small-Cap Fund category.

                    [AVERAGE ANNUAL TOTAL RETURN BAR CHART]

                           6 MONTHS 3                             1 YEAR                          SINCE INCEPTION: 2/1/99
               -----------------------------------  ------------------------------------  ----------------------------------------
                            S&P 600/  PEER GROUP                  S&P 600/  PEER GROUP                   S&P 600/   PEER GROUP
               FUND 1        BARRA     AVERAGE 2     FUND 1        BARRA    AVERAGE 2       FUND 1        BARRA     AVERAGE 2
               lost to       VALUE     lost to       lost to       VALUE     lost to        lost to       VALUE     lost to
               taxes         INDEX      taxes        taxes         INDEX      taxes          taxes        INDEX      taxes

               TRACKING DIFFERENTIAL                TRACKING DIFFERENTIAL                 TRACKING DIFFERENTIAL
                 between fund and                     between fund and                      between fund and
                       index                                index                                 index
               ----------------------               -----------------------               -----------------------
                      (0.10%)                              (0.31%)                               (0.09%)
Pre-Tax Total
Return 4          11.84%     11.94%      (0.21%)       22.29%      22.60%       4.73%        13.20%      13.29%         --
AFTER-TAX
RETURN 5             --         --          --         20.29%         --        2.04%        11.39%        --           --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P 600/Barra Value Index. 4


                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

       $10K INVESTMENT: SCHWAB INSTITUTIONAL SELECT SMALL CAP VALUE INDEX

                                   S&P
                                500/Barra
                                  Value
                  ISSVX           Index
               --------------------------
      02/01/99       10000        10000
      02/28/99        9170         9186
      03/31/99        9130         9150
      04/30/99        9920         9947
      05/31/99       10310        10345
      06/30/99       10930        10973
      07/31/99       10760        10802
      08/31/99       10310        10349
      09/30/99       10120        10159
      10/31/99        9890         9924
      11/30/99       10120        10147
      12/31/99       10411        10425
      01/31/00        9886         9891
      02/29/00       10338        10338
      03/31/00       10716        10720
      04/30/00       10801        10795
      05/31/00       10611        10619
      06/30/00       10916        10923
      07/31/00       11127        11139
      08/31/00       11789        11789
      09/30/00       11747        11765
      10/31/00       11810        11823
      11/30/00       11021        11042
      12/31/00       12583        12601
      01/31/01       13572        13599
      02/28/01       12993        13025
      03/31/01       12458        12484
      04/30/01       13208        13236

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

 1   Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

 2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Small-Cap Fund category for the 6-month and one-year periods was 983 and 883, respectively.

 3   Not annualized.

 4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 5  The after-tax returns reflect several assumptions:

 o   federal income tax was deducted from distributions before reinvestment;

 o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains;

 o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares).

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

FUND FACTS

TOP TEN HOLDINGS 1 as of 4/30/01
1    SMITHFIELD FOODS, INC.                                                 0.9%
2    CENTURA BANKS, INC.                                                    0.9%
3    D.R. HORTON, INC.                                                      0.9%
4    PRIDE INTERNATIONAL, INC.                                              0.9%
5    FIDELITY NATIONAL FINANCIAL, INC.                                      0.9%
6    MASSEY ENERGY CO.                                                      0.9%
7    WASHINGTON FEDERAL, INC.                                               0.7%
8    AXCELIS TECHNOLOGIES, INC.                                             0.7%
9    RAYMOND JAMES FINANCIAL, INC.                                          0.7%
10   VARIAN SEMICONDUCTOR EQUIPMENT                                         0.7%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                             8.2%


STATISTICS as of 4/30/01

                                                                      PEER GROUP
                                                         FUND         AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                        414             188
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                $668           $1,378
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                               18.0            24.9
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                    1.8             4.1
--------------------------------------------------------------------------------
12-Month Yield                                           0.64%           0.25%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                    34% 3          113%
--------------------------------------------------------------------------------
Three-Year Beta 4                                          --              --
--------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

FUND                    0.32% 5
PEER GROUP AVERAGE      1.54% 2


 1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

 2 Source: Morningstar, Inc. As of 4/30/01, there were 983 funds in the Small-Cap Fund category.

 3   Not annualized.

 4   Not available until the fund has sufficient performance to report.

 5 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

 6   Source: Standard & Poor's(R), a division of McGraw-Hill companies.


INDEX COMPOSITION BY INDUSTRY 6

These charts show the size of the ten largest industries in the S&P 600/Barra Value Index. As the charts show, the total portion represented by these industries has remained fairly stable over the past year.


AS OF 4/30/01
--------------------------------------------------------------------------------
                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]

 1     10.1%      Electronics
 2      9.0%      Business Services
 3      8.1%      Energy & Utilities
 4      7.9%      Producer Goods
 5      6.5%      Banks
 6      5.2%      Construction
 7      4.9%      Food & Agriculture
 8      4.5%      Retail
 9      4.5%      Drugs & Medicine
10      3.9%      Apparel
       35.4%      Other


AS OF 4/30/00
--------------------------------------------------------------------------------
                   [INDEX COMPOSITION BY INDUSTRY PIE CHART]

 1     10.8%      Electronics
 2      8.5%      Business Services
 3      8.1%      Drugs & Medicine
 4      6.9%      Producer Goods
 5      6.5%      Banks
 6      5.2%      Energy & Utilities
 7      5.2%      Retail
 8      5.0%      Miscellaneous Finance
 9      4.3%      Domestic Oil
10      3.8%      Insurance
       35.8%      Other

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
COMMON STOCK -- 99.5%
AEROSPACE / DEFENSE -- 1.4%
B.F. Goodrich Co.                                     2,800             $   110
Boeing Co.                                           23,100               1,428
Crane Co.                                             1,800                  51
General Dynamics Corp.                                5,500                 424
Lockheed Martin Corp.                                12,100                 425
Northrop Grumman Corp.                                2,300                 208
Raytheon Co., Class B                                 9,500                 281
Rockwell International Corp.                          5,000                 225
Textron, Inc.                                         3,900                 207
United Technologies Corp.                            13,000               1,015
                                                                        -------
                                                                          4,374
                                                                        -------
AIR TRANSPORTATION -- 0.3%
AMR Corp.+                                            4,200                 160
Delta Air Lines, Inc.                                 3,200                 141
FedEx Corp.+                                          8,100                 341
Southwest Airlines Co.                               21,150                 385
U.S. Airways Group, Inc.+                             2,000                  56
                                                                        -------
                                                                          1,083
                                                                        -------
ALCOHOLIC BEVERAGES -- 0.4%
Adolph Coors Co., Class B                             1,000                  52
Anheuser-Busch Cos., Inc.                            25,100               1,004
Brown-Forman Corp., Class B                           2,000                 122
                                                                        -------
                                                                          1,178
                                                                        -------
APPAREL -- 0.2%
Liz Claiborne, Inc.                                   1,500                  74
Nike, Inc., Class B                                   7,600                 318
Reebok International Ltd.+                            1,500                  38
VF Corp.                                              3,300                 134
                                                                        -------
                                                                            564
                                                                        -------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.3%
Cooper Tire & Rubber Co.                              1,800                  22
Cummins, Inc.                                         1,200                  50
Dana Corp.                                            4,200                  82
Danaher Corp.                                         4,000                 224
Delphi Automotive Systems Corp.                      15,749                 235
Eaton Corp.                                           1,900                 140
Ford Motor Co.                                       51,611               1,521
General Motors Corp.                                 15,275                 837
Genuine Parts Co.                                     5,000             $   135
Goodyear Tire & Rubber Co.                            4,300                 106
Harley-Davidson, Inc.                                 8,300                 383
Navistar International Corp.+                         1,700                  44
TRW, Inc.                                             3,300                 127
Visteon Corp.                                         3,669                  61
                                                                        -------
                                                                          3,967
                                                                        -------
BANKS -- 6.2%
AmSouth Bancorp                                      10,600                 182
Bank of America Corp.                                45,100               2,526
Bank of New York Co., Inc.                           20,500               1,029
Bank One Corp.                                       32,100               1,212
BB&T Corp.                                           11,100                 393
Comerica, Inc.                                        4,900                 252
Fifth Third Bancorp                                  15,869                 853
First Union Corp.                                    27,300                 818
FleetBoston Financial Corp.                          30,133               1,156
Golden West Financial Corp.                           4,400                 258
Huntington Bancshares, Inc.                           7,183                 108
J.P. Morgan Chase & Co.                              52,840               2,535
KeyCorp, Inc.                                        12,000                 278
Mellon Financial Corp.                               13,600                 557
National City Corp.                                  16,900                 460
Northern Trust Corp.                                  6,200                 403
PNC Financial Services Group                          7,900                 514
Providian Financial Corp.                             7,800                 416
Regions Financial Corp.                               6,800                 207
SouthTrust Corp.                                      4,700                 223
State Street Corp.                                    5,100                 529
SunTrust Banks, Inc.                                  8,200                 521
Synovus Financial Corp.                               8,200                 236
U.S. Bancorp                                         53,707               1,138
Union Planters Corp.                                  3,900                 148
Wachovia Corp.                                        5,800                 353
Wells Fargo & Co.                                    47,613               2,236
                                                                        -------
                                                                         19,541
                                                                        -------
BUSINESS MACHINES & SOFTWARE -- 10.4%
Adaptec, Inc.+                                        2,900                  33
Adobe Systems, Inc.                                   6,800                 305
Apple Computer, Inc.+                                 9,200                 235
Autodesk, Inc.                                        1,600                  56
BMC Software, Inc.+                                   6,700                 162
Cabletron Systems, Inc.+                              5,200                  82

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Cisco Systems, Inc.+                                201,800             $ 3,427
Compaq Computer Corp.                                46,900                 821
Compuware Corp.+                                     10,400                 107
Comverse Technology, Inc.+                            4,700                 322
Dell Computer Corp.+                                 72,000               1,889
EMC Corp.+                                           60,624               2,401
Gateway, Inc.+                                        9,200                 175
Hewlett-Packard Co.                                  53,800               1,530
International Business
  Machines Corp.                                     49,000               5,642
Lexmark International, Inc.,
  Class A+                                            3,500                 215
Microsoft Corp.+                                    148,600              10,068
NCR Corp.+                                            2,600                 122
Network Appliance, Inc.+                              8,900                 202
Novell, Inc.+                                         8,900                  43
Novellus Systems, Inc.+                               3,850                 212
Oracle Corp.+                                       154,900               2,503
Pitney Bowes, Inc.                                    6,900                 263
Seagate Escrow Security+(c)                           7,200                   2
Sun Microsystems, Inc.+                              90,600               1,551
Unisys Corp.+                                         8,900                 107
Xerox Corp.                                          18,800                 170
                                                                        -------
                                                                         32,645
                                                                        -------
BUSINESS SERVICES -- 4.6%
Allied Waste Industries, Inc.+                        5,400                  86
Automatic Data Processing, Inc.                      17,700                 960
BroadVision, Inc.+                                    7,594                  49
Cendant Corp.+                                       21,570                 383
Cintas Corp.                                          4,820                 211
Citrix Systems, Inc.+                                 5,100                 145
Computer Associates
  International, Inc.                                16,000                 515
Computer Sciences Corp.+                              4,600                 164
Concord EFS, Inc.+                                    6,000                 279
Convergys Corp.+                                      4,825                 176
Deluxe Corp.                                          2,200                  57
Ecolab, Inc.                                          3,700                 140
Electronic Data Systems Corp.                        12,900                 832
Equifax, Inc.                                         3,900                 129
Exelon Corp.                                          8,950                 618
First Data Corp.                                     11,000                 742
Fiserv, Inc.+                                         3,500                 194
H&R Block, Inc.                                       2,400                 132
IMS Health, Inc.                                      8,300                 228
Interpublic Group of Cos., Inc.                       8,700                 295
Intuit, Inc.+                                         5,683                 182
Mercury Interactive Corp.+                            2,300                 152
National Service Industries, Inc.                     1,000                  24
Nortel Networks Corp.                                88,435               1,353
Omnicom Group, Inc.                                   4,800                 422
Parametric Technology Corp.+                          7,500                  85
Paychex, Inc.                                        10,525                 364
PeopleSoft, Inc.+                                     8,000                 296
Qlogic Corp.+                                         2,413                 103
Robert Half International, Inc.+                      4,900                 136
Sapient Corp.+                                        3,400                  46
Siebel Systems, Inc.+                                11,800                 538
Stilwell Financial, Inc.                              6,200                 183
Tyco International Ltd.                              48,634               2,596
Veritas Software Corp.+                              11,400                 680
Vitesse Semiconductor Corp.+                          4,951                 168
Waste Management, Inc.                               17,300                 422
Yahoo!, Inc.+                                        15,600                 315
                                                                        -------
                                                                         14,400
                                                                        -------
CHEMICAL -- 1.1%
Air Products & Chemicals, Inc.                        6,200                 267
Dow Chemical Co.                                     24,860                 832
E.I. du Pont de Nemours & Co.                        28,882               1,305
Eastman Chemical Co.                                  2,100                 112
Great Lakes Chemical Corp.                            1,400                  44
Hercules, Inc.                                        3,200                  38
PPG Industries, Inc.                                  4,800                 255
Praxair, Inc.                                         4,400                 208
Rohm & Haas Co.                                       6,263                 215
Sigma-Aldrich Corp.                                   2,100                  97
                                                                        -------
                                                                          3,373
                                                                        -------
CONSTRUCTION -- 0.3%
Centex Corp.                                          1,800                  78
Fluor Corp.                                           2,000                 105
KB Home Corp.                                         1,400                  42
Masco Corp.                                          12,500                 287
Pulte Corp.                                           1,000                  47
Sherwin-Williams Co.                                  4,500                  94
The Stanley Works                                     2,500                  91
Vulcan Materials Co.                                  2,900                 134
                                                                        -------
                                                                            878
                                                                        -------

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
CONSUMER - DURABLE -- 0.1%
Black & Decker Corp.                                  2,100             $    84
Leggett & Platt, Inc.                                 5,500                 107
Maytag Corp.                                          2,300                  80
Whirlpool Corp.                                       1,700                  95
                                                                        -------
                                                                            366
                                                                        -------
CONSUMER - NONDURABLE -- 0.7%
American Greetings Corp., Class A                     1,900                  22
Darden Restaurants, Inc.                              3,500                  96
Fortune Brands, Inc.                                  4,400                 137
Harcourt General, Inc.                                2,100                 115

Hasbro, Inc.                                          4,800                  59
Mattel, Inc.                                         12,000                 194
McDonald's Corp.                                     36,500               1,004
Newell Rubbermaid, Inc.                               7,467                 201
Starbucks Corp.+                                     10,840                 210
Tricon Global Restaurants, Inc.+                      4,200                 188
Tupperware Corp.                                      1,600                  35
Wendy's International, Inc.                           3,200                  81
                                                                        -------
                                                                          2,342
                                                                        -------
CONTAINERS -- 0.1%
Ball Corp.                                              800                  37
Bemis Co., Inc.                                       1,400                  53
Pactiv Corp.+                                         4,400                  62
Sealed Air Corp.+                                     2,500                  97
                                                                        -------
                                                                            249
                                                                        -------
ELECTRONICS -- 6.5%
ADC Telecommunications, Inc.+                        21,800                 164
Advanced Micro Devices, Inc.+                         8,800                 273
Altera Corp.+                                        11,120                 281
American Power Conversion
  Corp.+                                              5,550                  79
Analog Devices, Inc.+                                 9,900                 468
Andrew Corp.+                                         2,400                  42
Applied Biosystems Group -
  Applera Corp.                                       5,900                 189
Applied Materials, Inc.+                             22,500               1,228
Broadcom Corp., Class A+                              6,700                 278
Conexant Systems, Inc.+                               6,900                  74
Intel Corp.                                         187,400               5,793
ITT Industries, Inc.                                  2,400                 106
JDS Uniphase Corp.+                                  36,428                 779
KLA-Tencor Corp.+                                     5,200                 286
Linear Technology Corp.                               8,600                 413
LSI Logic Corp.+                                      9,000                 184
Lucent Technologies, Inc.                            94,345                 944
Maxim Integrated Products, Inc.+                      9,000                 458
Micron Technology, Inc.+                             16,500                 749
Molex, Inc.                                           5,300                 214
Moody's Corp.                                         4,400                 138
Motorola, Inc.                                       60,726                 944
National Semiconductor Corp.+                         4,700                 135
Nextel Communications, Inc.,
  Class A+                                           21,500                 349
PerkinElmer, Inc.                                     1,400                  94
Power-One, Inc.+                                      2,300                  40
Qualcomm, Inc.+                                      21,000               1,205
Sanmina Corp.+                                        8,500                 248
Scientific-Atlanta, Inc.                              4,300                 248
Solectron Corp.+                                     18,000                 458
Symbol Technologies, Inc.                             6,336                 200
Tektronix, Inc.+                                      2,500                  60
Tellabs, Inc.+                                       11,400                 400
Teradyne, Inc.+                                       5,000                 197
Texas Instruments, Inc.                              48,300               1,869
Thermo Electron Corp.+                                5,000                 132
Thomas & Betts Corp.                                  1,500                  31
Univision Communications, Inc.,
  Class A+                                            5,894                 258
Xilinx, Inc.+                                         9,200                 437
                                                                        -------
                                                                         20,445
                                                                        -------
ENERGY - RAW MATERIALS -- 1.3%
Anadarko Petroleum Corp.                              6,921                 447
Apache Corp.                                          3,400                 217
Baker Hughes, Inc.                                    9,200                 361
Burlington Resources, Inc.                            6,100                 288
Devon Energy Corp.                                    3,400                 201
EOG Resources, Inc.                                   3,122                 145
Halliburton Co.                                      12,200                 527
McDermott International, Inc.                         1,900                  23
Nabors Industries, Inc.+                              4,100                 244
Noble Drilling Corp.+                                 3,800                 184
Occidental Petroleum Corp.                           10,200                 307
Rowan Cos., Inc.+                                     2,800                  93
Schlumberger Ltd.                                    15,900               1,054
                                                                        -------
                                                                          4,091
                                                                        -------

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
FOOD & AGRICULTURE -- 3.2%
Archer-Daniels-Midland Co.                           17,760             $   212
Campbell Soup Co.                                    11,800                 359
Coca-Cola Co.                                        69,000               3,187
Coca-Cola Enterprises, Inc.                          11,700                 212
ConAgra Foods, Inc.                                  15,100                 314
General Mills, Inc.                                   7,900                 311
H.J. Heinz Co.                                        9,700                 380
Hershey Foods Corp.                                   3,900                 236
Kellogg Co.                                          11,300                 288
PepsiCo, Inc.                                        40,100               1,757
Quaker Oats Co.                                       3,600                 349
Ralston Purina Group                                  8,700                 264
Sara Lee Corp.                                       22,000                 438
Supervalu, Inc.                                       4,000                  55
Sysco Corp.                                          18,800                 529
Unilever NV - Sponsored ADR                          15,742                 883
Wm. Wrigley Jr. Co.                                   6,400                 309
                                                                        -------
                                                                         10,083
                                                                        -------
GOLD -- 0.1%
Barrick Gold Corp.                                   11,100                 182
Homestake Mining Co.                                  7,400                  46
Newmont Mining Corp.                                  5,400                  98
Placer Dome, Inc.                                     9,000                  91
                                                                        -------
                                                                            417
                                                                        -------
HEALTHCARE / DRUGS & MEDICINE -- 12.8%
Abbott Laboratories                                  42,900               1,990
Allergan, Inc.                                        3,600                 274
Alza Corp.+                                           6,600                 302
American Home Products Corp.                         36,300               2,096
Amgen, Inc.+                                         28,800               1,761
Bausch & Lomb, Inc.                                   1,600                  68
Baxter International, Inc.                            8,100                 738
Becton, Dickinson & Co.                               7,200                 233
Biogen, Inc.+                                         4,100                 265
Biomet, Inc.                                          5,000                 214
Boston Scientific Corp.+                             11,400                 181
Bristol-Myers Squibb Co.                             54,300               3,041
C.R. Bard, Inc.                                       1,500                  66
Cardinal Health, Inc.                                11,700                 789
Chiron Corp.+                                         5,200                 250
Eli Lilly & Co.                                      31,500               2,677
Forest Laboratories, Inc., Class A+                   4,900                 300
Guidant Corp.+                                        8,500                 348
HCA-The Healthcare Co.                               15,400                 596
HealthSouth Corp.+                                   10,900                 153
Humana, Inc.+                                         4,400                  43
Johnson & Johnson                                    39,000               3,763
King Pharmaceuticals, Inc.+                           4,600                 194
Manor Care, Inc.+                                     2,900                  67
McKesson HBOC, Inc.                                   7,900                 244
Medimmune, Inc.+                                      5,800                 227
Medtronic, Inc.                                      33,400               1,490
Merck & Co., Inc.                                    64,100               4,870
Pfizer, Inc.                                        175,700               7,608
Pharmacia Corp.                                      35,727               1,867
Quintiles Transnational Corp.+                        3,400                  70
Schering-Plough Corp.                                40,600               1,565
St. Jude Medical, Inc.+                               2,400                 137
Stryker Corp.                                         5,420                 321
Tenet Healthcare Corp.+                               9,000                 402
UnitedHealth Group, Inc.                              8,800                 576
Watson Pharmaceuticals, Inc.+                         3,000                 149
Wellpoint Health Networks, Inc.+                      1,800                 177
                                                                        -------
                                                                         40,112
                                                                        -------
HOUSEHOLD PRODUCTS -- 1.4%
Alberto-Culver Co., Class B                           1,500                  61
Avon Products, Inc.                                   6,600                 279
Clorox Co.                                            6,500                 207
Colgate-Palmolive Co.                                15,900                 888
Gillette Co.                                         29,400                 834
International Flavors &
  Fragrances, Inc.                                    2,900                  72
Procter & Gamble Co.                                 36,100               2,168
                                                                        -------
                                                                          4,509
                                                                        -------
INSURANCE -- 4.1%
Aetna, Inc.+                                          3,800                 107
AFLAC, Inc.                                          14,800                 471
Allstate Corp.                                       20,200                 843
AMBAC Financial Group, Inc.                           2,833                 152
American General Corp.                               13,900                 606
American International
  Group, Inc.                                        64,937               5,312
Aon Corp.                                             7,200                 239

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Chubb Corp.                                           4,900             $   327
CIGNA Corp.                                           4,300                 459
Cincinnati Financial Corp.                            4,400                 169
Conseco, Inc.                                         9,300                 177
Hartford Financial Services
  Group, Inc.                                         6,400                 397
Jefferson-Pilot Corp.                                 4,300                 201
Lincoln National Corp.                                5,300                 245
Loews Corp.                                           5,600                 377
Marsh & McLennan Cos., Inc.                           7,600                 733
MBIA, Inc.                                            3,900                 187
Metlife, Inc.                                        21,257                 616
MGIC Investment Corp.                                 3,000                 195
Progressive Corp.                                     2,000                 234
SAFECO Corp.                                          3,600                  96
St. Paul Cos., Inc.                                   6,100                 275
Torchmark Corp.                                       3,500                 133
UnumProvident Corp.                                   6,760                 202
                                                                        -------
                                                                         12,753
                                                                        -------
MEDIA -- 4.5%
AOL Time Warner, Inc.+                              120,500               6,085
Clear Channel Communications, Inc.+                  16,095                 898
Comcast Corp., Special Class A+                      26,000               1,142
Dow Jones & Co., Inc.                                 2,400                 130
Gannett Co., Inc.                                     7,400                 478
Knight-Ridder, Inc.                                   2,100                 114
McGraw-Hill Cos., Inc.                                5,400                 350
Meredith Corp.                                        1,500                  57
New York Times Co., Class A                           4,600                 189
R.R. Donnelley & Sons Co.                             3,500                  97
Tribune Co.                                           8,400                 354
Viacom, Inc., Class B+                               48,445               2,522
The Walt Disney Co.                                  57,900               1,751
                                                                        -------
                                                                         14,167
                                                                        -------
MISCELLANEOUS -- 0.4%
Agilent Technologies, Inc.+                          12,784                 499
Palm, Inc.+                                          15,980                 128
Sabre Holdings Corp.+                                 3,518                 175
XCEL Energy, Inc.                                     9,560                 298
                                                                        -------
                                                                          1,100
                                                                        -------
MISCELLANEOUS FINANCE -- 6.7%
American Express Co.                                 36,900             $ 1,566
Bear Stearns Cos., Inc.                               3,046                 153
Capital One Financial Corp.                           5,300                 333
Charles Schwab Corp.                                 38,738                 767
Charter One Financial, Inc.                           5,900                 173
CIT Group, Inc., Class A                              7,300                 268
Citigroup, Inc.                                     140,100               6,886
Countrywide Credit
  Industries, Inc.                                    3,300                 141
Fannie Mae                                           28,600               2,295
Franklin Resources, Inc.                              7,400                 323
Freddie Mac                                          19,300               1,270
Household International, Inc.                        13,100                 839
Lehman Brothers Holdings, Inc.                        6,900                 502
MBNA Corp.                                           23,600                 841
Merrill Lynch & Co., Inc.                            22,600               1,394
Morgan Stanley Dean Witter & Co.                     31,000               1,946
T. Rowe Price Group, Inc.                             3,500                 122
USA Education, Inc.                                   4,500                 320
Washington Mutual, Inc.                              16,200                 809
                                                                        -------
                                                                         20,948
                                                                        -------
NON-FERROUS METALS -- 0.6%
Alcan, Inc.                                           8,900                 396
Alcoa, Inc.                                          24,004                 994
Engelhard Corp.                                       3,800                  98
Freeport-McMoran Copper &
  Gold, Inc., Class B+                                4,200                  59
Inco Ltd.+                                            5,100                  93
Phelps Dodge Corp.                                    2,060                  92
                                                                        -------
                                                                          1,732
                                                                        -------
OIL - DOMESTIC -- 0.9%
Amerada Hess Corp.                                    2,600                 227
Ashland, Inc.                                         1,900                  82
Conoco, Inc., Class B                                17,200                 523
Kerr-McGee Corp.                                      2,573                 184
Phillips Petroleum Co.                                7,100                 423
Sunoco, Inc.                                          2,400                  91
Tosco Corp.                                           4,000                 184
Transocean Sedco Forex, Inc.                          8,820                 479
Unocal Corp.                                          6,800                 259
USX-Marathon Group, Inc.                              8,600                 275
                                                                        -------
                                                                          2,727
                                                                        -------

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
OIL - INTERNATIONAL -- 4.8%
Chevron Corp.                                        18,400             $ 1,777
Exxon Mobil Corp.                                    96,710               8,569
Royal Dutch Petroleum Co.-
  Sponsored ADR                                      59,600               3,548
Texaco, Inc.                                         15,300               1,106
                                                                        -------
                                                                         15,000
                                                                        -------
OPTICAL & PHOTO -- 0.1%
Eastman Kodak Co.                                     8,200                 357
                                                                        -------
PAPER & FOREST PRODUCTS -- 0.8%
Boise Cascade Corp.                                   1,700                  59
Georgia-Pacific Group                                 6,386                 208
International Paper Co.                              13,539                 530
Kimberly-Clark Corp.                                 14,800                 879
Louisiana-Pacific Corp.                               3,000                  37
Mead Corp.                                            2,900                  82
Potlatch Corp.                                          700                  25
Temple-Inland, Inc.                                   1,400                  71
Westvaco Corp.                                        2,900                  76
Weyerhaeuser Co.                                      5,900                 334
Willamette Industries, Inc.                           3,300                 161
                                                                        -------
                                                                          2,462
                                                                        -------
PRODUCER GOODS & MANUFACTURING -- 6.4%
Applied Micro Circuits Corp.+                         8,221                 214
Avery Dennison Corp.                                  3,000                 168
Caterpillar, Inc.                                     9,400                 472
Cooper Industries, Inc.                               2,500                  93
Corning, Inc.                                        25,500                 560
Deere & Co.                                           6,500                 267
Dover Corp.                                           5,600                 219
Emerson Electric Co.                                 11,800                 786
FMC Corp.+                                              800                  57
General Electric Co.(b)                             275,800              13,385
Honeywell International, Inc.                        22,062               1,078
Illinois Tool Works, Inc.                             8,400                 532
Ingersoll-Rand Co.                                    4,600                 216
Jabil Circuit, Inc.+                                  5,414                 157
Johnson Controls, Inc.                                2,300                 167
Millipore Corp.                                       1,800                 103
Minnesota Mining &
  Manufacturing Co.                                  11,000               1,309
Pall Corp.                                            3,700                  87
Parker-Hannifin Corp.                                 3,000                 140
Snap-On, Inc.                                         1,700                  49
The Timken Co.                                        1,500                  26
W.W. Grainger, Inc.                                   2,700                 105
                                                                        -------
                                                                         20,190
                                                                        -------
RAILROAD & SHIPPING -- 0.4%
Burlington Northern Santa Fe Corp.                   11,000                 323
CSX Corp.                                             5,900                 207
Norfolk Southern Corp.                               10,800                 213
Union Pacific Corp.                                   6,700                 381
                                                                        -------
                                                                          1,124
                                                                        -------
REAL PROPERTY -- 0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                                     5,500                 198
                                                                        -------
RETAIL -- 6.3%
Albertson's, Inc.                                    11,483                 384
AutoZone, Inc.+                                       3,200                 100
Bed, Bath & Beyond, Inc.+                             8,000                 227
Best Buy Co., Inc.+                                   5,600                 308
Circuit City Stores -
  Circuit City Group                                  5,800                  87
Consolidated Stores Corp.+                            2,900                  32
Costco Wholesale Corp.+                              12,600                 440
CVS Corp.                                            10,900                 643
Dillards, Inc., Class A                               2,500                  42
Dollar General Corp.                                  9,350                 154
Federated Department Stores, Inc.+                    5,400                 232
The Gap, Inc.                                        23,600                 654
Home Depot, Inc.                                     64,500               3,038
J.C. Penney Co., Inc.                                 7,500                 152
Kmart Corp.+                                         13,400                 134
Kohl's Corp.+                                         9,200                 562
Kroger Co.+                                          22,900                 517
Limited, Inc.                                        12,100                 205
Longs Drug Stores Corp.                               1,000                  30
Lowe's Cos., Inc.                                    10,500                 661
May Department Stores Co.                             8,200                 305
Nordstrom, Inc.                                       3,800                  70
Office Depot, Inc.+                                   8,600                  82
RadioShack Corp.                                      5,000                 153
Safeway, Inc.+                                       13,900                 755

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Sears, Roebuck & Co.                                  9,400             $   346
Staples, Inc.+                                       12,700                 207
Target Corp.                                         24,900                 957
Tiffany & Co., Inc.                                   4,250                 138
TJX Cos., Inc.                                        7,800                 244
Toys `R' Us, Inc.+                                    5,700                 141
Wal-Mart Stores, Inc.                               124,400               6,436
Walgreen Co.                                         28,200               1,206
Winn-Dixie Stores, Inc.                               3,900                 123
                                                                        -------
                                                                         19,765
                                                                        -------
STEEL -- 0.1%
Allegheny Technologies, Inc.                          2,350                  43
Nucor Corp.                                           2,100                 107
USX-U.S. Steel Group, Inc.                            2,600                  48
Worthington Industries, Inc.                          2,500                  30
                                                                        -------
                                                                            228
                                                                        -------
TELEPHONE -- 5.8%
Alltel Corp.                                          8,800                 481
AT&T Corp.                                          104,294               2,324
Avaya, Inc.+                                          7,995                 118
BellSouth Corp.                                      52,100               2,186
CenturyTel, Inc.                                      3,800                 103
Citizens Communications Co.+                          7,586                  87
Global Crossing Ltd.+                                24,860                 311
Qwest Communications
  International, Inc.+                               46,021               1,882
SBC Communications, Inc.                             94,030               3,879
Sprint Corp. (FON Group)                             24,600                 526
Sprint Corp. (PCS Group)+                            25,900                 664
Verizon Communications+                              75,028               4,132
Worldcom, Inc.+                                      80,050               1,461
                                                                        -------
                                                                         18,154
                                                                        -------
TOBACCO -- 1.0%
Philip Morris Cos., Inc.                             61,900               3,102
UST, Inc.                                             4,700                 141
                                                                        -------
                                                                          3,243
                                                                        -------
TRAVEL & RECREATION -- 0.3%
Brunswick Corp.                                       2,400             $    48
Carnival Corp.                                       16,500                 437
Harrah's Entertainment, Inc.+                         3,400                 117
Hilton Hotels Corp.                                  10,600                 117
Marriott International, Inc.,
  Class A                                             6,800                 312
                                                                        -------
                                                                          1,031
                                                                        -------
TRUCKING & FREIGHT -- 0.0%
Paccar, Inc.                                          2,000                  97
Ryder Systems, Inc.                                   1,700                  34
                                                                        -------
                                                                            131
                                                                        -------
UTILITIES - ELECTRIC & GAS -- 3.8%
AES Corp.+                                           14,800                 706
Allegheny Energy, Inc.                                3,001                 154
Ameren Corp.                                          3,600                 151
American Electric Power Co., Inc.                     8,780                 433
Calpine Corp.+                                        8,400                 479
Cinergy Corp.                                         4,400                 153
CMS Energy Corp.                                      3,700                 116
Consolidated Edison, Inc.                             5,700                 213
Constellation Energy Group, Inc.                      4,400                 210
Dominion Resources, Inc.                              6,591                 451
DTE Energy Co.                                        3,700                 155
Duke Energy Corp.                                    21,300                 996
Dynegy, Inc., Class A                                 8,800                 509
Edison International                                  9,300                  92
El Paso Corp.                                        13,726                 944
Enron Corp.                                          20,600               1,292
Entergy Corp.                                         6,200                 251
FirstEnergy Corp.                                     6,200                 188
FPL Group, Inc.                                       5,000                 300
GPU, Inc.                                             3,500                 117
KeySpan Corp.                                         3,500                 139
Kinder Morgan, Inc.                                   3,105                 182
Mirant Corp.+                                         9,554                 390
Niagara Mohawk Holdings, Inc.+                        4,500                  76
NICOR, Inc.                                           1,300                  51

                                                   Number               Value
                                                  of Shares             (000s)
                                                  ---------             ------
NiSource, Inc.                                        5,627            $    168
ONEOK, Inc.                                             800                  35
Peoples Energy Corp.                                  1,100                  44
PG&E Corp.                                           11,000                  99
Pinnacle West Capital Corp.                           2,400                 120
PPL Corp.                                             4,000                 220
Progress Energy, Inc.                                 5,526                 244
Public Service Enterprise Group, Inc.                 6,000                 279
Reliant Energy, Inc.                                  8,300                 411
Sempra Energy                                         5,585                 155
Southern Co.                                         19,000                 444
TXU Corp.                                             7,300                 321
Williams Cos., Inc.                                  13,500                 569
                                                                       --------
                                                                         11,857
                                                                       --------
TOTAL COMMON STOCK
  (Cost $322,524)                                                       311,784
                                                                       --------
                                                     Par
                                                    (000s)
                                                    ------
U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bills (a)(b)
  4.43%-4.48%, 6/14/01                           $      190                 189
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $189)                                                               189
                                                                       --------
SHORT TERM INVESTMENT -- 0.5%
Provident Institutional
  TempFund, 4.47%*, 5/01/01                       1,754,910            $  1,755
                                                                       --------
TOTAL SHORT TERM INVESTMENT
  (Cost $1,755)                                                           1,755
                                                                       --------
TOTAL INVESTMENTS -- 100.1%
  (Cost $324,468)                                                       313,728
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)
  Other assets                                                            4,162
  Liabilities                                                            (4,525)
                                                                       --------
                                                                           (363)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $313,365
                                                                       ========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
COMMON STOCK -- 99.6%
AEROSPACE / DEFENSE -- 2.6%
B.F. Goodrich Co.                                     2,500             $    98
Boeing Co.                                           21,000               1,298
Crane Co.                                             1,400                  39
General Dynamics Corp.                                5,000                 385
Lockheed Martin Corp.                                11,000                 387
Northrop Grumman Corp.                                2,300                 208
Raytheon Co., Class B                                 8,600                 254
Rockwell International Corp.                          4,600                 207
Textron, Inc.                                         3,500                 186
United Technologies Corp.                            11,900                 929
                                                                        -------
                                                                          3,991
                                                                        -------
AIR TRANSPORTATION -- 0.6%
AMR Corp.+                                            3,800                 145
Delta Air Lines, Inc.                                 3,100                 136
FedEx Corp.+                                          7,400                 311
Southwest Airlines Co.                               18,800                 342
                                                                        -------
                                                                            934
                                                                        -------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                             1,100                  57
Brown-Forman Corp., Class B                           1,700                 103
                                                                        -------
                                                                            160
                                                                        -------
APPAREL -- 0.3%
Liz Claiborne, Inc.                                   1,300                  64
Nike, Inc., Class B                                   6,900                 288
Reebok International Ltd.+                            1,500                  38
VF Corp.                                              2,800                 114
                                                                        -------
                                                                            504
                                                                        -------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 2.1%
Cooper Tire & Rubber Co.                              1,700                  20
Cummins, Inc.                                         1,000                  41
Dana Corp.                                            3,600                  71
Danaher Corp.                                         3,700                 207
Delphi Automotive Systems Corp.                      13,823                 206
Eaton Corp.                                           1,700                 125
Ford Motor Co.                                       47,209               1,392
General Motors Corp.                                 13,775                 755
Genuine Parts Co.                                     4,300                 116
Goodyear Tire & Rubber Co.                            4,000                  99
Navistar International Corp.+                         1,500                  39
TRW, Inc.                                             3,400                 131
Visteon Corp.                                         3,185                  53
                                                                        -------
                                                                          3,255
                                                                        -------
BANKS -- 10.3%
AmSouth Bancorp                                       9,700                 166
Bank of America Corp.                                40,800               2,285
Bank One Corp.                                       29,000               1,095
BB&T Corp.                                           10,100                 358
Comerica, Inc.                                        4,500                 231
Fifth Third Bancorp.                                 14,408                 775
First Union Corp.                                    24,400                 731
FleetBoston Financial Corp.                          27,302               1,048
Golden West Financial Corp.                           4,200                 247
Huntington Bancshares, Inc.                           5,941                  90
J.P. Morgan Chase & Co.                              47,510               2,280
KeyCorp, Inc.                                        10,500                 243
Mellon Financial Corp.                               12,400                 508
National City Corp.                                  15,200                 414
PNC Financial Services Group                          7,400                 482
Regions Financial Corp.                               6,000                 183
SouthTrust Corp.                                      4,500                 214
SunTrust Banks, Inc.                                  7,600                 483
Synovus Financial Corp.                               7,900                 227
U.S. Bancorp.                                        48,578               1,029
Union Planters Corp.                                  4,000                 152
Wachovia Corp.                                        5,300                 322
Wells Fargo & Co.                                    42,900               2,015
                                                                        -------
                                                                         15,578
                                                                        -------
BUSINESS MACHINES & SOFTWARE -- 2.5%
Adaptec, Inc.+                                        2,600                  29
Apple Computer, Inc.+                                 8,500                 217
Autodesk, Inc.                                        2,100                  73
BMC Software, Inc.+                                   6,100                 148
Cabletron Systems, Inc.+                              4,500                  71
Compaq Computer Corp.                                42,300                 740
Compuware Corp.+                                      8,900                  91
Gateway, Inc.+                                        8,200                 156
Hewlett-Packard Co.                                  48,500               1,379
NCR Corp.+                                            2,500                 118
Novell, Inc.+                                         7,800                  37
Novellus Systems, Inc.+                               3,400                 187

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Pitney Bowes, Inc.                                    6,300             $   240
Seagate Escrow Security+(c)                           4,900                   1
Unisys Corp.+                                         7,900                  95
Xerox Corp.                                          16,900                 153
                                                                        -------
                                                                          3,735
                                                                        -------
BUSINESS SERVICES -- 4.6%
Allied Waste Industries, Inc.+                        5,100                  81
BroadVision, Inc.+                                    6,600                  42
Cendant Corp.+                                       19,500                 346
Computer Associates
  International, Inc.                                14,400                 464
Computer Sciences Corp.+                              4,200                 150
Deluxe Corp.                                          1,800                  47
Electronic Data Systems Corp.                        11,900                 768
First Data Corp.                                     10,100                 681
H&R Block, Inc.                                       2,400                 132
Intuit, Inc.+                                         5,100                 163
National Service Industries, Inc.                     1,100                  27
Nortel Networks Corp.                                79,800               1,221
Parametric Technology Corp.+                          6,300                  72
Sapient Corp.+                                        2,900                  39
Tyco International Ltd.                              44,119               2,355
Waste Management, Inc.                               15,700                 383
                                                                        -------
                                                                          6,971
                                                                        -------
CHEMICAL -- 2.0%
Air Products & Chemicals, Inc.                        5,700                 245
Dow Chemical Co.                                     22,316                 746
E.I. du Pont de Nemours & Co.                        26,000               1,175
Eastman Chemical Co.                                  2,100                 112
Great Lakes Chemical Corp.                            1,200                  38
Hercules, Inc.                                        2,800                  33
PPG Industries, Inc.                                  4,400                 234
Praxair, Inc.                                         4,000                 189
Rohm & Haas Co.                                       5,605                 193
Sigma-Aldrich Corp.                                   1,900                  87
                                                                        -------
                                                                          3,052
                                                                        -------
CONSTRUCTION -- 0.5%
Centex Corp.                                          1,600                  69
Fluor Corp.                                           1,800                  95
KB Home Corp.                                         1,100                  33
Masco Corp.                                          11,200                 258
Pulte Corp.                                           1,000                  47
Sherwin-Williams Co.                                  4,000                  84
The Stanley Works                                     2,200                  80
Vulcan Materials Co.                                  2,600                 120
                                                                        -------
                                                                            786
                                                                        -------
CONSUMER - DURABLE -- 0.2%
Black & Decker Corp.                                  2,000                  80
Leggett & Platt, Inc.                                 4,800                  93
Maytag Corp.                                          1,900                  66
Whirlpool Corp.                                       1,800                 100
                                                                        -------
                                                                            339
                                                                        -------
CONSUMER - NONDURABLE -- 1.1%
American Greetings Corp., Class A                     1,800                  21
Darden Restaurants, Inc.                              3,100                  85
Fortune Brands, Inc.                                  3,900                 121
Harcourt General, Inc.                                1,800                  99
Hasbro, Inc.                                          4,050                  50
Mattel, Inc.                                         10,600                 171
McDonald's Corp.                                     32,600                 896
Newell Rubbermaid, Inc.                               6,900                 186
Wendy's International, Inc.                           2,900                  73
                                                                        -------
                                                                          1,702
                                                                        -------
CONTAINERS -- 0.1%
Ball Corp.                                              700                  32
Bemis Co., Inc.                                       1,300                  49
Pactiv Corp.+                                         3,900                  55
Sealed Air Corp.+                                     2,200                  85
                                                                        -------
                                                                            221
                                                                        -------
ELECTRONICS -- 5.6%
ADC Telecommunications, Inc.+                        19,900                 149
Advanced Micro Devices, Inc.+                         8,300                 257
American Power Conversion
  Corp.+                                              4,600                  65
Andrew Corp.+                                         2,000                  35
Applied Materials, Inc.+                             20,300               1,108
Conexant Systems, Inc.+                               5,800                  62
ITT Industries, Inc.                                  2,500                 110
JDS Uniphase Corp.+                                  32,300                 691
KLA-Tencor Corp.+                                     4,600                 253
LSI Logic Corp.+                                      7,600                 156
Lucent Technologies, Inc.                            84,900                 850
Micron Technology, Inc.+                             14,700                 667
Molex, Inc.                                           4,950                 200

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Motorola, Inc.                                       54,385              $  846
National Semiconductor Corp.+                         4,300                 124
Scientific-Atlanta, Inc.                              4,300                 248
Solectron Corp.+                                     16,300                 415
Tektronix, Inc.+                                      2,800                  68
Teradyne, Inc.+                                       4,200                 166
Texas Instruments, Inc.                              43,500               1,683
Thermo Electron Corp.+                                5,000                 132
Thomas & Betts Corp.                                  2,100                  43
                                                                        -------
                                                                          8,328
                                                                        -------
ENERGY - RAW MATERIALS -- 2.5%
Anadarko Petroleum Corp.                              6,238                 403
Apache Corp.                                          3,200                 205
Baker Hughes, Inc.                                    8,300                 326
Burlington Resources, Inc.                            5,500                 260
Devon Energy Corp.                                    3,300                 195
EOG Resources, Inc.                                   3,000                 139
Halliburton Co.                                      11,100                 480
McDermott International, Inc.                         1,400                  17
Nabors Industries, Inc.+                              3,750                 224
Noble Drilling Corp.+                                 3,400                 165
Occidental Petroleum Corp.                            9,200                 277
Rowan Cos., Inc.+                                     2,500                  83
Schlumberger Ltd.                                    14,400                 955
                                                                        -------
                                                                          3,729
                                                                        -------
FOOD & AGRICULTURE -- 1.0%
Archer-Daniels-Midland Co.                           15,891                 189
Coca-Cola Enterprises, Inc.                          10,400                 189
ConAgra Foods, Inc.                                  13,300                 277
Supervalu, Inc.                                       3,300                  45
Unilever NV - Sponsored ADR                          14,600                 819
                                                                        -------
                                                                          1,519
                                                                        -------
GOLD -- 0.3%
Barrick Gold Corp.                                   10,000                 164
Homestake Mining Co.                                  6,400                  40
Newmont Mining Corp.                                  4,800                  87
Placer Dome, Inc.                                     8,200                  83
                                                                        -------
                                                                            374
                                                                        -------
HEALTHCARE / DRUGS & MEDICINE -- 2.0%
Bausch & Lomb, Inc.                                   1,300                  56
Becton, Dickinson & Co.                               6,400                 207
Boston Scientific Corp.+                             10,000              $  159
C.R. Bard, Inc.                                       1,300                  57
Chiron Corp.+                                         4,800                 230
HCA-The Healthcare Co.                               14,000                 542
HealthSouth Corp.+                                    9,700                 136
Humana, Inc.+                                         4,000                  40
Manor Care, Inc.+                                     2,600                  60
McKesson HBOC, Inc.                                   7,200                 222
Quintiles Transnational Corp.+                        2,800                  58
St. Jude Medical, Inc.+                               2,100                 120
Tenet Healthcare Corp.+                               8,000                 357
UnitedHealth Group, Inc.                              8,200                 537
Watson Pharmaceuticals, Inc.+                         2,700                 134
Wellpoint Health Networks, Inc.+                      1,700                 167
                                                                        -------
                                                                          3,082
                                                                        -------
HOUSEHOLD PRODUCTS -- 0.2%
Alberto-Culver Co., Class B                           1,600                  65
Clorox Co.                                            5,800                 185
International Flavors &
  Fragrances, Inc.                                    2,500                  62
                                                                        -------
                                                                            312
                                                                        -------
INSURANCE -- 4.0%
Aetna, Inc.+                                          3,900                 110
AFLAC, Inc.                                          13,300                 423
Allstate Corp.                                       18,300                 764
AMBAC Financial Group, Inc.                           2,700                 145
American General Corp.                               12,600                 549
Aon Corp.                                             6,450                 214
Chubb Corp.                                           4,400                 294
CIGNA Corp.                                           3,900                 416
Cincinnati Financial Corp.                            3,900                 150
Conseco, Inc.                                         8,000                 152
Hartford Financial Services
  Group, Inc.                                         6,100                 379
Jefferson-Pilot Corp.                                 3,900                 182
Lincoln National Corp.                                4,800                 222
Loews Corp.                                           5,000                 337
MBIA, Inc.                                            3,750                 179
Metlife, Inc.                                        18,978                 550
MGIC Investment Corp.                                 2,800                 182
Progressive Corp.                                     1,900                 222
SAFECO Corp.                                          3,100                  83

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
St. Paul Cos., Inc.                                   5,500              $  248
Torchmark Corp.                                       3,200                 121
UnumProvident Corp.                                   6,149                 184
                                                                        -------
                                                                          6,106
                                                                        -------
MEDIA -- 4.7%
Clear Channel Communications, Inc.+                  14,639                 817
Comcast Corp., Special Class A+                      23,400               1,027
Gannett Co., Inc.                                     6,600                 426
Knight-Ridder, Inc.                                   1,900                 103
McGraw-Hill Cos., Inc.                                5,300                 343
Meredith Corp.                                        1,300                  49
New York Times Co., Class A                           4,200                 172
R.R. Donnelley & Sons Co.                             3,000                  84
Tribune Co.                                           7,480                 315
Viacom, Inc., Class B+                               43,701               2,275
The Walt Disney Co.                                  51,900               1,570
                                                                        -------
                                                                          7,181
                                                                        -------
MISCELLANEOUS -- 0.5%
Agilent Technologies, Inc.+                          11,600                 453
XCEL Energy, Inc.                                     8,710                 272
                                                                        -------
                                                                            725
                                                                        -------
MISCELLANEOUS FINANCE -- 10.7%
Bear Stearns Cos., Inc.                               2,801                 141
Charter One Financial, Inc.                           5,325                 156
CIT Group, Inc., Class A                              6,600                 242
Citigroup, Inc.                                     126,573               6,221
Countrywide Credit
  Industries, Inc.                                    2,900                 124
Fannie Mae                                           25,500               2,047
Franklin Resources, Inc.                              6,600                 288
Freddie Mac                                          17,500               1,151
Household International, Inc.                        11,800                 755
Lehman Brothers Holdings, Inc.                        6,300                 458
MBNA Corp.                                           21,400                 763
Merrill Lynch & Co., Inc.                            20,400               1,259
Morgan Stanley Dean Witter & Co.                     27,900               1,752
T. Rowe Price Group, Inc.                             2,900                 101
Washington Mutual, Inc.                              14,900                 744
                                                                        -------
                                                                         16,202
                                                                        -------
NON-FERROUS METALS -- 1.0%
Alcan, Inc.                                           8,000             $   356
Alcoa, Inc.                                          22,032                 912
Engelhard Corp.                                       3,300                  85
Freeport-McMoran Copper &
  Gold, Inc., Class B+                                3,800                  54
Inco Ltd.+                                            4,500                  82
Phelps Dodge Corp.                                    1,920                  86
                                                                        -------
                                                                          1,575
                                                                        -------
OIL - DOMESTIC -- 1.6%
Amerada Hess Corp.                                    2,300                 201
Ashland, Inc.                                         1,700                  73
Conoco, Inc., Class B                                15,600                 475
Kerr-McGee Corp.                                      2,500                 179
Phillips Petroleum Co.                                6,500                 387
Sunoco, Inc.                                          2,000                  76
Tosco Corp.                                           3,700                 170
Transocean Sedco Forex, Inc.                          7,948                 431
Unocal Corp.                                          6,000                 229
USX-Marathon Group, Inc.                              7,800                 249
                                                                        -------
                                                                          2,470
                                                                        -------
OIL - INTERNATIONAL -- 8.9%
Chevron Corp.                                        16,300               1,574
Exxon Mobil Corp. (b)                                87,525               7,755
Royal Dutch Petroleum Co. -
  Sponsored ADR                                      53,900               3,209
Texaco, Inc.                                         13,800                 997
                                                                        -------
                                                                         13,535
                                                                        -------
OPTICAL & PHOTO -- 0.2%
Eastman Kodak Co.                                     7,500                 326
                                                                        -------
PAPER & FOREST PRODUCTS -- 0.9%
Boise Cascade Corp.                                   1,400                  49
Georgia-Pacific Group                                 5,610                 182
International Paper Co.                              12,015                 471
Louisiana-Pacific Corp.                               2,900                  36
Mead Corp.                                            2,600                  73
Potlatch Corp.                                          800                  28
Temple-Inland, Inc.                                   1,200                  61
Westvaco Corp.                                        2,500                  66
Weyerhaeuser Co.                                      5,500                 311
Willamette Industries, Inc.                           2,600                 126
                                                                        -------
                                                                          1,403
                                                                        -------

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
PRODUCER GOODS & MANUFACTURING -- 3.5%
Caterpillar, Inc.                                     8,700             $   437
Cooper Industries, Inc.                               2,300                  86
Deere & Co.                                           5,800                 238
Dover Corp.                                           5,000                 195
Emerson Electric Co.                                 10,700                 713
FMC Corp.+                                              900                  65
Honeywell International, Inc.                        19,987                 977
Illinois Tool Works, Inc.                             7,600                 482
Ingersoll-Rand Co.                                    4,000                 188
Jabil Circuit, Inc.+                                  5,109                 148
Johnson Controls, Inc.                                2,300                 167
Minnesota Mining &
  Manufacturing Co.                                  10,000               1,190
Pall Corp.                                            3,100                  73
Parker-Hannifin Corp.                                 3,100                 145
Snap-On, Inc.                                         1,400                  41
The Timken Co.                                        1,300                  22
W.W. Grainger, Inc.                                   2,400                  93
                                                                        -------
                                                                          5,260
                                                                        -------
RAILROAD & SHIPPING -- 0.7%
Burlington Northern Santa Fe Corp.                    9,900                 291
CSX Corp.                                             5,300                 186
Norfolk Southern Corp.                               10,100                 199
Union Pacific Corp.                                   6,200                 353
                                                                        -------
                                                                          1,029
                                                                        -------
REAL PROPERTY -- 0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                                     4,900                 177
                                                                        -------
RETAIL -- 4.0%
Albertson's, Inc.                                    10,738                 359
AutoZone, Inc.+                                       3,100                  97
Best Buy Co., Inc.+                                   5,300                 292
Circuit City Stores-
  Circuit City Group                                  4,900                  74
Consolidated Stores Corp.+                            2,500                  27
Costco Wholesale Corp.+                              11,400                 398
CVS Corp.                                             9,900                 584
Dillards, Inc., Class A                               2,600                  44
Dollar General Corp.                                  8,200                 135
Federated Department Stores, Inc.+                    5,000                 215
J.C. Penney Co., Inc.                                 6,200                 126
Kmart Corp.+                                         11,500                 115
Limited, Inc.                                        10,300                 174
Longs Drug Stores Corp.                                 900                  27
Lowe's Cos., Inc.                                     9,500                 598
May Department Stores Co.                             7,500                 279
Nordstrom, Inc.                                       3,100                  57
Office Depot, Inc.+                                   7,300                  69
Safeway, Inc.+                                       12,500                 679
Sears, Roebuck & Co.                                  8,400                 310
Staples, Inc.+                                       11,000                 179
Target Corp.                                         22,700                 873
Tiffany & Co., Inc.                                   3,650                 118
Toys `R' Us, Inc.+                                    5,800                 144
Winn-Dixie Stores, Inc.                               3,800                 120
                                                                        -------
                                                                          6,093
                                                                        -------
STEEL -- 0.1%
Allegheny Technologies, Inc.                          1,950                  36
Nucor Corp.                                           2,000                 101
USX-U.S. Steel Group, Inc.                            2,200                  40
Worthington Industries, Inc.                          1,900                  23
                                                                        -------
                                                                            200
                                                                        -------
TELEPHONE -- 10.4%
Alltel Corp.                                          7,900                 431
AT&T Corp.                                           94,192               2,099
Avaya, Inc.+                                          7,600                 112
BellSouth Corp.                                      46,700               1,960
CenturyTel, Inc.                                      3,400                  92
Citizens Communications Co.+                          6,348                  73
Global Crossing Ltd.+                                25,000                 313
Qwest Communications
  International, Inc.+                               42,300               1,730
SBC Communications, Inc.                             84,800               3,498
Sprint Corp. (FON Group)                             22,100                 472
Verizon Communications+                              67,774               3,732
Worldcom, Inc.+                                      71,950               1,313
                                                                        -------
                                                                         15,825
                                                                        -------
TOBACCO -- 1.9%
Philip Morris Cos., Inc.                             56,200               2,816
                                                                        -------

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
TRAVEL & RECREATION -- 0.6%
Brunswick Corp.                                       2,200            $     44
Carnival Corp.                                       14,700                 390
Harrah's Entertainment, Inc.+                         3,000                 103
Hilton Hotels Corp.                                   9,300                 103
Marriott International, Inc.,
  Class A                                             6,100                 280
                                                                       --------
                                                                            920
                                                                       --------
TRUCKING & FREIGHT -- 0.1%
Paccar, Inc.                                          1,900                  92
Ryder Systems, Inc.                                   1,500                  30
                                                                       --------
                                                                            122
                                                                       --------
UTILITIES - ELECTRIC & GAS -- 7.1%
AES Corp.+                                           13,300                 634
Allegheny Energy, Inc.                                3,100                 159
Ameren Corp.                                          3,500                 147
American Electric Power Co., Inc.                     8,040                 397
Calpine Corp.+                                        7,500                 427
Cinergy Corp.                                         3,900                 135
CMS Energy Corp.                                      3,200                 100
Consolidated Edison, Inc.                             5,500                 206
Constellation Energy Group, Inc.                      4,000                 191
Dominion Resources, Inc.                              6,048                 414
DTE Energy Co.                                        3,600                 151
Duke Energy Corp.                                    19,500                 912
Dynegy, Inc., Class A                                 8,200                 474
Edison International                                  8,600                  85
El Paso Corp.                                        12,473                 858
Enron Corp.                                          18,900               1,185
Entergy Corp.                                         5,500                 223
FirstEnergy Corp.                                     5,900                 179
FPL Group, Inc.                                       4,400                 264
GPU, Inc.                                             3,000                 100
KeySpan Corp.                                         3,400                 135
Kinder Morgan, Inc.                                   3,045                 179
Mirant Corp.+                                         8,840                 361
Niagara Mohawk Holdings, Inc.+                        3,800                  64
NICOR, Inc.                                           1,000                  39
NiSource, Inc.                                        5,215                 155
ONEOK, Inc.                                             800                  35
Peoples Energy Corp.                                    800            $     32
PG&E Corp.                                            9,200                  83
Pinnacle West Capital Corp.                           2,100                 105
PPL Corp.                                             3,700                 203
Progress Energy, Inc.                                 5,206                 230
Public Service Enterprise Group, Inc.                 5,300                 246
Reliant Energy, Inc.                                  7,500                 372
Sempra Energy                                         5,200                 144
Southern Co.                                         16,700                 391
TXU Corp.                                             6,500                 286
Williams Cos., Inc.                                  12,100                 510
                                                                       --------
                                                                         10,811
                                                                       --------
TOTAL COMMON STOCK
  (Cost $148,317)                                                       151,348
                                                                       --------

                                                     Par
                                                    (000s)
                                                    ------
U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bills (a)(b)
  4.43%-4.48%, 6/14/01                             $     20                  20
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $20)                                                                 20
                                                                       --------

                                                   Number
                                                  of Shares
                                                  ---------
SHORT TERM INVESTMENT -- 0.5%
Provident Institutional
  TempFund, 4.47%*, 5/01/01                         775,070                 775
                                                                       --------
TOTAL SHORT TERM INVESTMENT
  (Cost $775)                                                               775
                                                                       --------
TOTAL INVESTMENTS -- 100.1%
  (Cost $149,112)                                                       152,143
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)
  Other assets                                                            3,207
  Liabilities                                                            (3,375)
                                                                       --------
                                                                           (168)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $151,975
                                                                       ========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
COMMON STOCK -- 100.0%
AEROSPACE / DEFENSE -- 0.6%
Armor Holdings, Inc.+                                 5,900              $   98
GenCorp., Inc.                                       11,000                 132
Kaman Corp., Class A                                  5,800                  97
                                                                        -------
                                                                            327
                                                                        -------
AIR TRANSPORTATION -- 0.4%
AAR Corp.                                             7,100                  80
Mesa Air Group, Inc.+                                 8,500                  93
Midwest Express Holdings, Inc.+                       3,600                  56
                                                                        -------
                                                                            229
                                                                        -------
ALCOHOLIC BEVERAGES -- 0.7%
Constellation Brands, Inc., Class A+                  5,400                 352
                                                                        -------
APPAREL -- 3.7%
Ashworth, Inc.+                                       3,400                  25
Brown Shoe Co., Inc.                                  4,700                  93
Casual Male Corp.                                     3,500                   8
Cyrk, Inc.+                                           4,000                  10
The Dress Barn, Inc.+                                 4,700                 114
Goody's Family Clothing, Inc.+                        8,200                  33
The Gymboree Corp.+                                   6,100                  43
Haggar Corp.                                          1,600                  17
Hartmarx Corp.+                                       7,400                  21
Jo-Ann Stores, Inc., Class A+                         4,500                  19
K-Swiss, Inc., Class A                                2,600                  62
Kellwood Co.                                          6,100                 130
The Men's Wearhouse, Inc.+                           11,100                 282
Nautica Enterprises, Inc.+                            8,200                 151
Oxford Industries, Inc.                               1,900                  38
Phillips-Van Heusen Corp.                             7,100                 106
Russell Corp.                                         8,200                 157
Springs Industries, Inc., Class A                     4,700                 209
Stride Rite Corp.                                    10,800                  80
Wet Seal, Inc., Class A+                              3,600                 100
Wolverine World Wide, Inc.                           10,900                 194
                                                                        -------
                                                                          1,892
                                                                        -------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 3.0%
A.O. Smith Corp., Class B                             6,300                 120
Arctic Cat, Inc.                                      6,200                  81
Discount Auto Parts, Inc.+                            4,200                  37
Fleetwood Enterprises, Inc.                           8,400                 109
Group 1 Automotive, Inc.+                             5,500                 102
Midas, Inc.                                           4,100                  61
Monaco Coach Corp.+                                   4,800                  93
Myers Industries, Inc.                                5,591                  84
O'Reilly Automotive, Inc.+                           13,300                 315
Oshkosh Truck Corp.                                   4,300                 168
Standard Motor Products, Inc.                         3,500                  36
TBC Corp.+                                            5,500                  38
Thor Industries, Inc.                                 3,200                  75
Titan International, Inc.                             5,300                  25
Tower Automotive, Inc.+                              11,600                 123
Winnebago Industries, Inc.                            5,300                  97
                                                                        -------
                                                                          1,564
                                                                        -------
BANKS -- 6.5%
Anchor Bancorp. Wisconsin, Inc.                       6,000                  93
Centura Banks, Inc.                                  10,200                 485
Chittenden Corp.                                      6,800                 204
Community First Bankshares, Inc.                     10,900                 229
First Bancorp. Puerto Rico                            7,100                 182
First Midwest Bancorp., Inc.                         10,600                 300
Firstfed Financial Corp.+                             4,500                 135
GBC Bancorp. California                               3,000                  75
Hudson United Bancorp.                               13,840                 329
MAF Bancorp., Inc.                                    6,000                 162
Provident Bankshares Corp.                            7,205                 161
Riggs National Corp., Washington D.C                  7,400                 117
The South Financial Group, Inc.                      11,400                 189
Susquehanna Bancshares, Inc.                         10,200                 185
United Bankshares, Inc.                              11,100                 255
Whitney Holding Corp.                                 5,900                 235
                                                                        -------
                                                                          3,336
                                                                        -------
BUSINESS MACHINES & SOFTWARE -- 1.6%
Analogic Corp.                                        3,500                 168
Auspex Systems, Inc.+                                11,900                  48
Bell Microproducts, Inc.+                             3,900                  35
Caci International, Inc., Class A+                    2,900                  97
Davox Corp.+                                          3,200                  33
Digi International, Inc.+                             3,900                  24
Flow International Corp.+                             3,700                  36
Input/Output, Inc.+                                  13,400                 149

                                                    Number               Value
                                                   of Shares             (000s)
                                                   ---------             ------
Microchip Technology, Inc.+                             703              $   20
MICROS Systems, Inc.+                                 4,400                  94
Systems & Computer
  Technology Corp.+                                   8,700                  76
Visual Networks, Inc.+                                7,700                  28
                                                                        -------
                                                                            808
                                                                        -------
BUSINESS SERVICES -- 9.8%
4 Kids Entertainment, Inc.+                           3,300                  56
Aaron Rents, Inc.                                     5,200                  89
ABM Industries, Inc.                                  6,100                 189
Actel Corp.+                                          6,300                 145
Alliance Semiconductor Corp.+                        11,200                 161
American Management
  Systems, Inc.+                                     10,700                 225
Analysts International Corp.                          6,100                  32
Angelica Corp.                                        2,400                  32
Avant! Corp.+                                        10,300                 201
Bowne & Co., Inc.                                     8,500                  85
Brady Corp., Class A                                  5,900                 194
Brooktrout, Inc.+                                     3,400                  24
CDI Corp.+                                            4,900                  72
Chemed Corp.                                          2,700                  93
Ciber, Inc.+                                         14,800                  91
Computer Task Group, Inc.                             5,200                  26
Edgewater Technology, Inc.+                           2,401                  11
ePresence, Inc.+                                      5,900                  24
F.Y.I., Inc.+                                         4,200                 146
Franklin Covey Co.+                                   5,300                  35
G&K Services, Inc., Class A                           5,300                 101
Global Payments, Inc.+                                8,600                 182
Hall, Kinion & Associates, Inc.+                      3,300                  27
HNC Software, Inc.+                                   8,400                 229
Hyperion Solutions Corp.+                             8,500                 143
Information Resources, Inc.+                          7,300                  46
Insurance Auto Auctions, Inc.+                        3,000                  43
John H. Harland Co.                                   7,500                 163
Kroll-O'Gara Co.+                                     5,600                  39
Labor Ready, Inc.+                                   10,300                  38
Mentor Corp.                                          6,100                 140
MRO Software, Inc.+                                   5,700                  86
New England Business Service, Inc.                    3,500                  65
Orbital Sciences Corp.+                               9,700                  42
Paxar Corp.+                                         11,200                 132
PC-Tel, Inc.+                                         4,700                  45
Pegasus Solutions, Inc.+                              6,800                  67
Photon Dynamics, Inc.+                                3,200              $   99
PolyOne Corp.                                        24,300                 205
Profit Recovery Group
  International, Inc.+                               12,400                  79
QRS Corp.+                                            3,900                  34
Remedy Corp.+                                         8,000                 140
Seacor Smit, Inc.+                                    4,400                 202
SONICblue, Inc.+                                     23,800                 116
SPSS, Inc.+                                           3,600                  47
Standard Register Co.                                 7,100                 114
Tetra Technologies, Inc.+                             3,500                  96
URS Corp.+                                            4,400                  95
Verity, Inc.+                                         9,000                 203
Volt Information Sciences, Inc.+                      3,900                  67
Zixit Corp.+                                          4,100                  51
                                                                        -------
                                                                          5,067
                                                                        -------
CHEMICAL -- 2.0%
Arch Chemicals, Inc.                                  5,700                 111
Chemfirst, Inc.                                       3,900                 100
OM Group, Inc.                                        6,300                 345
Omnova Solutions, Inc.                               10,700                  69
Penford Corp.                                         1,900                  22
Quaker Chemical Corp.                                 2,400                  43
Tredegar Corp.                                        9,900                 194
Wellman, Inc.                                         8,200                 153
                                                                        -------
                                                                          1,037
                                                                        -------
CONSTRUCTION -- 4.7%
Apogee Enterprises, Inc.                              7,200                  61
Building Materials Holding Corp.+                     3,200                  31
D.R. Horton, Inc.                                    19,513                 473
Del E. Webb Corp.+                                    5,000                 169
Elcor Corp.                                           5,100                  80
Florida Rock Industries, Inc.                         4,800                 187
Interface, Inc., Class A                             13,200                 102
Lawson Products, Inc.                                 2,500                  70
MDC Holdings, Inc.                                    6,030                 259
The Ryland Group, Inc.                                3,600                 171
Simpson Manufacturing Co., Inc.+                      3,100                 150
Standard Pacific Corp.                                7,800                 159
Texas Industries, Inc.                                5,400                 166
Toll Brothers, Inc.+                                  9,300                 330
                                                                        -------
                                                                          2,408
                                                                        -------

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)


                                       Number            Value
                                      of Shares         (000s)
                                      ---------      ---------
CONSUMER - DURABLE -- 2.2%
Applica, Inc.+                         6,000         $    40
Bassett Furniture Industries, Inc.     3,100              44
Champion Enterprises, Inc.+           12,500             101
Coachmen Industries, Inc.              3,900              39
Griffon Corp.+                         7,900              73
La-Z-Boy, Inc.                        15,600             281
National Presto Industries, Inc.       1,700              48
Salton, Inc.+                          3,100              54
Skyline Corp.                          2,200              57
SLI, Inc.                              9,200              65
Sturm, Ruger & Co., Inc.               6,800              67
Thomas Industries, Inc.                4,000             104
Toro Co.                               3,300             152
                                                     -------
                                                       1,125
                                                     -------
CONSUMER - NONDURABLE -- 2.9%
A.T. Cross Co., Class A+               4,600              34
Action Performance Cos., Inc.+         4,500              73
Department 56, Inc.+                   3,400              30
Fossil, Inc.+                          8,100             152
Huffy Corp.+                           2,600              23
IHOP Corp.+                            5,300             110
Jakks Pacific, Inc.+                   4,700              67
Landry's Seafood Restaurants, Inc.     5,800              70
Luby's, Inc.                           5,600              43
The Marcus Corp.                       7,500             113
Midway Games, Inc.+                   10,000              99
O'Charleys, Inc.+                      4,700              93
Rare Hospitality International Inc.+   4,900             137
Regis Corp.                           10,500             194
Russ Berrie & Co., Inc.                5,100             121
Ryan's Family Steak Houses, Inc.+      8,200              98
The Steak N Shake Co.+                 7,300              65
                                                     -------
                                                       1,522
                                                     -------
ELECTRONICS -- 10.5%
Allen Telecom, Inc.+                   7,500              98
Anixter International, Inc.+          10,000             263
APW Ltd.+                             10,300              87
Aspect Communications Corp.+          13,200              69
ATMI, Inc.+                            7,900             208
Audiovox Corp., Class A+               5,700              48
Bel Fuse, Inc., Class B                2,700              68
Belden, Inc.                           6,400             151
Benchmark Electronics, Inc.+           5,100             130
BMC Industries, Inc.                   7,500              45
Brooks Automation, Inc.+               4,400             275
C-COR.net Corp.+                       8,300              60
Cable Design Technologies Corp.+      11,450             170
Captaris, Inc.+                        7,700              16
Checkpoint Systems, Inc.+              8,000              75
Coherent, Inc.+                        7,200             284
Cohu, Inc.                             5,200              94
Concord Communications, Inc.+          4,100              29
Dupont Photomasks, Inc.+               4,500             251
Electro Scientific Industries, Inc.+   7,000             251
Electroglas, Inc.+                     5,500              86
ESS Technology, Inc.+                 12,200              84
Esterline Technologies Corp.+          5,300             103
General Semiconductor, Inc.+          10,000             115
Gerber Scientific, Inc.                5,500              38
Harmonic, Inc.+                       15,100              67
Hutchinson Technology, Inc.+           6,500             101
Innovex, Inc.+                         3,900              16
Intermagnetics General Corp.+          4,075             100
Itron, Inc.+                           4,200              62
Kent Electronics Corp.+                7,500             162
Kulicke & Soffa Industries, Inc.+     12,600             211
Methode Electronics, Inc., Class A     9,200              53
Pericom Semiconductor Corp.+           6,400             115
Photronics, Inc.+                      7,600             218
Pinnacle Systems, Inc.+               13,500             143
Pioneer Standard Electronics, Inc.     7,100              85
Silicon Valley Group, Inc.+            9,100             288
SpeedFam-IPEC, Inc.+                   8,300              51
Standard Microsystems Corp.+           4,100              57
Symmetricom, Inc.+                     6,050              88
Varian Semiconductor Equipment+        8,200             374
Viasat, Inc.+                          5,700             100
                                                     -------
                                                       5,389
                                                     -------
ENERGY - RAW MATERIALS -- 2.6%
Atwood Oceanics, Inc.+                 3,600             161
Kirby Corp.+                           6,200             137
Massey Energy Co.                     19,700             443
Offshore Logistics, Inc.+              5,600             148
Seitel Corp.+                          6,300             123
Southwestern Energy Co.+               6,700              88
Tom Brown, Inc.+                       9,900             253
                                                     -------
                                                       1,353
                                                     -------

                                       Number            Value
                                      of Shares         (000s)
                                      ---------      ---------
FOOD & AGRICULTURE -- 5.1%
Agribrands International, Inc.+        2,500         $   136
American Italian Pasta Co., Class A+   4,500             160
Corn Products International, Inc.      9,100             223
Dimon, Inc.                           11,600             104
Earthgrains Co.                       11,000             247
Fleming Cos., Inc.                    10,400             306
Hain Celestial Group, Inc.+            8,600             215
International Multifoods Corp.         4,900              92
J & J Snack Foods Corp.+               2,200              45
Mississippi Chemical Corp.             6,500              23
Nash Finch Co.                         3,100              62
Ralcorp Holdings, Inc.+                7,700             129
The Scotts Co., Class A+               7,500             313
Smithfield Foods, Inc.+               14,200             486
United Natural Foods, Inc.+            4,900              68
                                                     -------
                                                       2,609
                                                     -------
HEALTHCARE / DRUGS & MEDICINE -- 4.5%
Alpharma, Inc., Class A               10,500             238
Bio-Technology General Corp.+         14,200             113
Conmed Corp.+                          4,100              89
Coventry Health Care, Inc.+           15,400             316
Curative Health Services, Inc.+        2,000              13
Datascope Corp.                        3,900             148
Hologic, Inc.+                         4,200              23
Invacare Corp.                         7,800             275
Nature's Sunshine Products, Inc.       4,100              37
NBTY, Inc.+                           17,000             211
Osteotech, Inc.+                       3,500              19
Owens & Minor, Inc.                    8,600             167
Parexel International Corp.+           6,300              79
Pediatrix Medical Group, Inc.+         4,200             112
PolyMedica Corp.+                      3,500              95
Sierra Health Services, Inc.+          6,800              36
Sola International, Inc.+              6,400              64
Spacelabs Medical, Inc.+               2,400              24
Theragenics Corp.+                     7,400              60
US Oncology, Inc.+                    24,600             220
                                                     -------
                                                       2,339
                                                     -------
INSURANCE -- 3.7%
Delphi Financial Group, Inc., Class A  5,245             167
E.W. Blanch Holdings, Inc.             3,300              44
Fidelity National Financial, Inc.     19,800             464
First American Corp.                  16,600             331
Fremont General Corp.                 17,400              74
LandAmerica Financial Group, Inc.      3,600             108
Mutual Risk Management Ltd.           10,700              69
RLI Corp.                              2,700             108
SCPIE Holdings, Inc.                   2,500              50
Selective Insurance Group, Inc.        6,500             160
Trenwick Group Ltd.                    9,500             190
Zenith National Insurance Corp.        4,500             119
                                                     -------
                                                       1,884
                                                     -------
MEDIA -- 0.7%
Consolidated Graphics, Inc.+           3,500              47
Information Holdings, Inc.+            5,600             121
Network Equipment
  Technologies, Inc.+                  5,500              23
Penton Media, Inc.                     8,200             162
Thomas Nelson, Inc.                    3,700              26
                                                     -------
                                                         379
                                                     -------
MISCELLANEOUS -- 0.6%
Eloyalty Corp.+                       13,300              42
Pac-West Telecomm, Inc.+               9,000              26
Spherion Corp.+                       16,000             131
Stratos Lightwave, Inc.+              13,904             111
                                                     -------
                                                         310
                                                     -------
MISCELLANEOUS FINANCE -- 4.0%
Commercial Federal Corp.              14,100             309
Downey Financial Corp.                 7,300             314
Jefferies Group, Inc.                  6,500             209
Raymond James Financial, Inc.         12,400             376
Southwest Securities Group             4,070              90
Staten Island Bancorp., Inc.           9,400             258
Tucker Anthony Sutro                   6,200             129
Washington Federal, Inc.              15,020             383
                                                     -------
                                                       2,068
                                                     -------
NON-FERROUS METALS -- 1.6%
A.M. Castle & Co.                      3,600              35
Brush Engineered Materials, Inc.       4,400              88
Commercial Metals Co.                  3,300              85
Commonwealth Industries, Inc.          4,200              21
IMCO Recycling, Inc.                   3,900              22
Mueller Industries, Inc.+              8,800             285
Reliance Steel & Aluminum Co.          6,500             190
RTI International Metals, Inc.+        5,600              79
Wolverine Tube, Inc.+                  3,000              42
                                                     -------
                                                         847
                                                     -------

                                       Number            Value
                                      of Shares         (000s)
                                      ---------      ---------
OIL - DOMESTIC -- 2.4%
Nuevo Energy Co.+                      4,600         $    82
Patina Oil & Gas Corp.                 5,200             135
Pride International, Inc.+            17,500             466
Remington Oil & Gas Corp.+             5,800              88
St. Mary Land & Exploration Co.        5,900             147
Vintage Petroleum, Inc.               16,300             337
                                                     -------
                                                       1,255
                                                     -------
OPTICAL & PHOTO -- 0.2%
Concord Camera Corp.+                  7,000              45
Polaroid Corp.                        11,900              42
Robotic Vision Systems, Inc.+          8,800              26
                                                     -------
                                                         113
                                                     -------
PAPER & FOREST PRODUCTS -- 1.0%
Buckeye Technologies, Inc.+            8,900             108
Caraustar Industries, Inc.             6,800              54
Chesapeake Corp.                       3,900              95
Deltic Timber Corp.                    3,200              73
Lydall, Inc.+                          4,000              48
Pope & Talbot, Inc.                    3,700              51
Universal Forest Products, Inc.        5,200              85
                                                     -------
                                                         514
                                                     -------
PRODUCER GOODS & MANUFACTURING -- 7.8%
Applied Industrial Technologies, Inc.  5,100              96
AptarGroup, Inc.                       9,400             297
Astec Industries, Inc.+                4,900              93
Axcelis Technologies, Inc.+           25,400             381
Barnes Group, Inc.                     4,800              96
Briggs & Stratton Corp.                5,700             231
Butler Manufacturing Co.               1,600              36
Clarcor, Inc.                          6,300             156
Cognex Corp.+                         11,200             331
Elantec Semiconductor, Inc.+           5,800             193
Fedders Corp.                          8,400              44
Foster Wheeler Corp.                  10,600             160
Gardner Denver, Inc.+                  3,900              76
Hughes Supply, Inc.                    6,400              97
Ionics, Inc.+                          4,300             104
JLG Industries, Inc.                  10,800             133
Lennox International, Inc.            14,312             153
Magnetek, Inc.+                        6,100              58
Material Sciences Corp.+               3,700              25
Milacron, Inc.                         8,800             161
Oceaneering International, Inc.+       6,000             143
Regal Beloit                           5,400             102
Robbins & Myers, Inc.                  2,800              79
SPS Technologies, Inc.+                3,500             170
Standex International Corp.            3,100              74
Tenneco Automotive, Inc.               8,900              27
Ultratech Stepper, Inc.+               5,500             158
Valmont Industries, Inc.               6,000              90
Watsco, Inc.                           6,800              88
Watts Industries, Inc., Class A        7,000             115
X-Rite, Inc.                           5,800              52
                                                     -------
                                                       4,019
                                                     -------
RETAIL -- 4.5%
AnnTaylor Stores Corp.+                7,600             207
Burlington Coat Factory
  Warehouse Corp.                     11,700             241
Casey's General Stores, Inc.          12,800             154
Cash America International, Inc.       6,400              51
The Cato Corp., Class A                6,400             113
Enesco Group, Inc.+                    3,400              20
Gottschalks, Inc.+                     3,200              15
Great Atlantic & Pacific Tea Co., Inc. 9,900             123
Hancock Fabrics, Inc.                  4,400              36
Lillian Vernon Corp.                   2,300              15
Mayor's Jewelers, Inc.+                4,900              19
Michaels Stores, Inc.+                 8,600             290
Pep Boys-Manny, Moe, & Jack           13,800              66
Pier 1 Imports, Inc.                  25,100             279
School Specialty, Inc.+                4,600             106
ShopKo Stores, Inc.+                   7,400              59
United Stationers, Inc.+               9,000             256
Zale Corp.+                            8,900             297
                                                     -------
                                                       2,347
                                                     -------
STEEL -- 0.7%
Amcast Industrial Corp.                2,100              20
Cleveland-Cliffs, Inc.                 2,700              52
Intermet Corp.                         6,400              32
Quanex Corp.                           3,600              75
Steel Dynamics, Inc.+                 11,700             168
Steel Technologies, Inc.               2,900              19
                                                     -------
                                                         366
                                                     -------
TELEPHONE -- 0.5%
Brightpoint, Inc.+                    13,800              55
General Communication, Inc.,
  Class A+                            13,800             131
Inter-Tel, Inc.                        6,800              67
                                                     -------
                                                         253
                                                     -------

                                       Number            Value
                                      of Shares         (000s)
                                      ---------      ---------
TOBACCO -- 0.2%
Schweitzer-Mauduit International,      4,000         $    86
    Inc.                                             -------
TRAVEL & RECREATION -- 1.0%
Aztar Corp.+                          10,300             134
Central Parking Corp.                  9,600             171
K2, Inc.+                              4,700              38
Pinnacle Entertainment, Inc.+          6,800              68
Prime Hospitality Corp.+              11,700             120
                                                     -------
                                                         531
                                                     -------
TRUCKING & FREIGHT -- 2.2%
Arkansas Best Corp.+                   5,200             102
Arnold Industries, Inc.                6,600             118
Fritz Cos., Inc.+                      9,800             111
M.S. Carriers, Inc.+                   2,800              86
Roadway Express, Inc.                  5,000             122
USFreightways Corp.                    6,700             176
Wabash National Corp.                  5,900              71
Werner Enterprises, Inc.              12,200             243
Yellow Corp.+                          6,300             115
                                                     -------
                                                       1,144
                                                     -------
UTILITIES - ELECTRIC & GAS -- 8.1%
American States Water Co.              2,600              86
Atmos Energy Corp.                    10,100             229
Avista Corp.                          12,400             247
Bangor Hydro-Electric Co.              1,900              50
Cascade Natural Gas Corp.              2,800              56
Central Vermont Public
  Service Corp.                        3,100              50
CH Energy Group, Inc.                  4,300             189
Energen Corp.                          8,100             301
Green Mountain Power Corp.             1,400              22
Laclede Gas Co.                        5,000             120
New Jersey Resources Corp.             4,600             199
Northwest Natural Gas Co.              6,500             144
Northwestern Corp.                     6,000             150
NUI Corp.                              3,500              78
Philadelphia Suburban Corp.           13,775             321
Piedmont Natural Gas Co., Inc.         8,300             295
RGS Energy Group, Inc.                 9,000             335
Southern Union Co.+                   13,304             297
Southwest Gas Corp.                    8,200             173
UGI Corp.                              7,000             185
UIL Holdings Corp.                     3,700             181
Unisource Energy Corp. Holding Co.     8,400             195
Veritas DGC, Inc.+                     8,100             263
                                                     -------
                                                       4,166
                                                     -------
Total Common Stock
  (Cost $46,954)                                      51,639
                                                     -------
SHORT TERM INVESTMENT -- 0.0%
Provident Institutional
  TempFund, 4.47%*, 5/01/01           15,244              15
                                                     -------
Total Short Term Investment
  (Cost $15)                                              15
                                                     -------
Total Investments -- 100.0%
  (Cost $46,969)                                      51,654
                                                     -------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                         1,449
  Liabilities                                         (1,478)
                                                     -------
                                                         (29)
                                                     -------
TOTAL NET ASSETS -- 100.0%                           $51,625
                                                     =======



NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2001 (Unaudited)



+   Non-income producing security.

*   Interest rate represents the yield on report date.

ADR--American Depositary Receipt.

(a) Yields shown are effective yields at time of purchase.

(b) These securities, or portion thereof, are being used to collaterize open futures contracts.

(c) Securities valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees.



See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
April 30, 2001 (Unaudited)

                                                                                        Institutional Select(R) Funds
                                                                              ---------------------------------------------------
                                                                                                 Large-Cap           Small-Cap
                                                                                 S&P 500        Value Index         Value Index
                                                                              ----------        -----------      ----------------
ASSETS
Investments, at value (including $3,479, $2,320 and $1,289
   of securities on loan, respectively; Cost: $324,468,
   $149,112, and $46,969, respectively)                                         $313,728        $152,143           $51,654
Cash held as collateral for securities on loan (see Note 6)                        3,597           2,400             1,390
Receivables:
   Investments sold                                                                  --              --                 10
   Fund shares sold                                                                  337             661                13
   Dividends                                                                         211             131                27
   Interest                                                                            4               2                 1
   Securities lending income                                                           1               1                 1
Prepaid expenses                                                                      12              12                 7
                                                                              ----------        --------         ---------
      Total assets                                                               317,890         155,350            53,103
                                                                              ----------        --------         ---------
LIABILITIES
Collateral held for securities on loan (see Note 6)                                3,597           2,400             1,390
Payables:
   Investments purchased                                                             377             853               --
   Fund shares redeemed                                                              478              69                64
   Variation Margin                                                                    5             --                --
   Transfer agency and shareholder service fees                                        2               2               --
Accrued expenses                                                                      66              51                24
                                                                              ----------        --------         ---------
      Total liabilities                                                            4,525           3,375             1,478
                                                                              ----------        --------         ---------
Net assets applicable to outstanding shares                                     $313,365        $151,975           $51,625
                                                                              ==========        ========         =========
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $339,191        $147,527           $45,378
Undistributed net investment  income                                               1,058             607               142
Accumulated net realized gain (loss) on investments
     sold and futures contracts                                                  (16,185)            810             1,420
Net unrealized appreciation (depreciation) on investments
     and futures contracts                                                       (10,699)          3,031             4,685
                                                                              ----------        --------         ---------
                                                                                $313,365        $151,975           $51,625
                                                                              ==========        ========         =========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares authorized)              31,986          13,957             4,441
Net asset value, offering and redemption price per share                           $9.80          $10.89            $11.62



See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended April 30, 2001 (Unaudited)

                                                                                           Institutional Select(R) Funds
                                                                              ---------------------------------------------------
                                                                                                  Large-Cap          Small-Cap
                                                                                  S&P 500        Value Index        Value Index
                                                                              ----------        -----------      ----------------
Investment income:
   Dividends (net of foreign tax withheld of $3, $2, and $0, respectively)      $  1,984          $1,137            $  274
   Interest                                                                           40              23                 7
   Securities lending                                                                  4               2                 5
                                                                              ----------        --------         ---------
      Total investment income                                                      2,028           1,162               286
                                                                              ----------        --------         ---------
Expenses:
   Investment advisory and administration fees                                       296             138                58
   Transfer agency and shareholder service fees                                      164              69                23
   Custodian fees                                                                     48              11                15
   Portfolio accounting fees                                                          22              10                 3
   Registration fees                                                                  38              30                 7
   Professional fees                                                                  13              13                10
   Shareholder reports                                                                36              22                 7
   Trustees' fees                                                                      4               3                 3
   Interest expense                                                                    4               1                 1
   Other expenses                                                                      9               6                 3
                                                                              ----------        --------         ---------
                                                                                     634             303               130
Less:expenses reduced (see Note 4)                                                  (384)           (129)              (55)
                                                                              ----------        --------         ---------
      Net expenses incurred by fund                                                  250             174                75
                                                                              ----------        --------         ---------
Net investment income                                                              1,778             988               211
                                                                              ----------        --------         ---------
Net realized gain (loss) on investments and futures contracts:
      Net realized gain (loss) on investments sold                               (12,710)          3,559             2,322
      Net realized loss on futures contracts                                        (291)           (107)              --
                                                                              ----------        --------         ---------
        Net realized gain (loss) on investments and futures contracts            (13,001)          3,452             2,322
                                                                              ----------        -----------      ---------
Change in net unrealized appreciation (depreciation) on investments and futures contracts:
      Net unrealized appreciation (depreciation) on investments                  (34,172)         (4,441)            2,677
      Net unrealized appreciation on futures contracts                                78              19               --
                                                                              ----------        -----------      ---------
        Net unrealized appreciation (depreciation) on investments
            and futures contracts                                                (34,094)         (4,422)            2,677
                                                                              ----------        -----------      ---------
Net gain (loss) on investments                                                   (47,095)           (970)            4,999
                                                                              ----------        -----------      ---------
Increase (decrease) in net assets resulting from operations                     $(45,317)         $   18            $5,210
                                                                              ==========        ===========      =========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)



                                                                        Institutional Select(R) Funds
                                                 ----------------------------------------------------------------------------
                                                                                    Large-Cap               Small-Cap
                                                         S&P 500                   Value Index             Value Index
                                                 -----------------------    -----------------------   -----------------------
                                                 Six months                 Six months                Six months
                                                    ended        Year          ended        Year         ended       Year
                                                  04/30/01       ended       04/30/01       ended      04/30/01      ended
                                                 (Unaudited)    10/31/00    (Unaudited)    10/31/00   (Unaudited)   10/31/00
                                                 ----------------------------------------------------------------------------
Operations:
   Net investment income                          $  1,778      $  3,512       $  988     $  1,631      $   211  $      328
   Net realized gain (loss) on investments
      and futures contracts                        (13,001)       (3,039)       3,452        1,377        2,322       2,064
   Net unrealized appreciation (depreciation)
      on investments and futures contracts         (34,094)       13,095       (4,422)       6,974        2,677       3,816
                                                   -------        ------       ------        -----        -----       -----
   Increase (decrease) in net assets resulting
      from operations                              (45,317)       13,568           18        9,982        5,210       6,208
                                                   -------        ------       ------        -----        -----       -----
Dividends and distributions:
   Dividends to shareholders from
      net investment income                         (3,687)       (2,118)      (1,792)        (802)        (315)       (303)
   Distributions to shareholders
      from net capital gains                           --           (454)      (4,007)        (885)      (2,972)     (1,304)
                                                   -------        ------       ------        -----        -----       -----
Total dividends and distributions
     to shareholders                                (3,687)       (2,572)      (5,799)      (1,687)      (3,287)     (1,607)
                                                   -------        ------       ------        -----        -----       -----
Capital share transactions:
   Proceeds from shares sold                        67,640       211,355       41,225       74,538       13,989      14,346
   Net asset value of shares issued in
      reinvestment of dividends                      2,977         2,148        4,463        1,533        2,328       1,279
   Early withdrawal fees (see Note 8)                   19            23           10           23           10          14
   Payments for shares redeemed                    (89,994)      (81,271)     (17,006)     (26,810)      (5,728)    (12,781)
                                                   -------        ------       ------        -----        -----       -----
   Increase (decrease) in net assets from
      capital share transactions                   (19,358)      132,255       28,692       49,284       10,599       2,858
                                                   -------        ------       ------        -----        -----       -----
Total increase (decrease) in net assets            (68,362)      143,251       22,911       57,579       12,522       7,459
Net assets:
   Beginning of period                             381,727       238,476      129,064       71,485       39,103      31,644
                                                   -------        ------       ------        -----        -----       -----
   End of period (including undistributed
      net investment income of $1,058, $2,967,
      $607, $1,411, $142, and $246, respectively) $313,365      $381,727     $151,975     $129,064      $51,625     $39,103
                                                   =======       =======     ========     ========      =======     =======
Number of fund shares:
   Sold                                              6,772        18,781        3,820        6,975        1,245       1,425
   Reinvested                                          290           193          427          148          229         134
   Redeemed                                         (8,963)       (7,297)      (1,573)      (2,535)        (516)     (1,275)
                                                   -------        ------       ------        -----        -----       -----
   Net increase (decrease) in shares outstanding    (1,901)       11,677        2,674        4,588          958         284
Shares outstanding:
   Beginning of period                              33,887        22,210       11,283        6,695        3,483       3,199
                                                   -------        ------       ------        -----        -----       -----
   End of period                                    31,986        33,887       13,957       11,283        4,441       3,483
                                                   =======       =======     ========     ========      =======     =======




See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.


INSTITUTIONAL SELECT                                 11/1/00 -    11/1/99 -      2/1/99 1 -
S&P 500 FUND                                         4/30/01     10/31/00      10/31/99
PER-SHARE DATA ($)
============================================================================================
Net asset value at beginning of period                11.26        10.74        10.00
                                                     ---------------------------------------
Income or loss from investment operations:
    Net investment income                              0.06         0.11         0.07
    Net realized and unrealized gains or losses       (1.41)        0.52         0.67
                                                     ---------------------------------------
    Total income or loss from investment
     operations                                       (1.35)        0.63         0.74
Less distributions:
    Dividends from net investment income              (0.11)       (0.09)          --
    Distributions from net realized gains                --        (0.02)          --
                                                     ---------------------------------------
    Total distributions                               (0.11)       (0.11)          --
                                                     ---------------------------------------
Net asset value at end of period                       9.80        11.26        10.74
                                                     =======================================
Total return (%)                                     (12.02) 2      5.86         7.40 2

RATIOS/SUPPLEMENTAL DATA (%)
============================================================================================
Ratio of net operating expenses to
 average net assets                                    0.15 3       0.15 4       0.13 3
Expense reductions reflected in above ratio            0.24 3       0.22         0.42 3
Ratio of net investment income to
 average net assets                                    1.07 3       1.06         1.37 3
Portfolio turnover rate                                   8            6            1
Net assets, end of period ($ x 1,000,000)               313          382          238


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.16% if certain non-routine expenses (proxy fees) had been included.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

INSTITUTIONAL SELECT                                11/1/00 -    11/1/99 -     2/1/99 1 -
LARGE-CAP VALUE INDEX FUND                          4/30/01     10/31/00     10/31/99
PER-SHARE DATA ($)
========================================================================================
Net asset value at beginning of period                11.44        10.68        10.00
                                                    ------------------------------------
Income or loss from investment operations:
    Net investment income                              0.07         0.15         0.09
    Net realized and unrealized gains or losses       (0.15)        0.84         0.59
                                                    ------------------------------------
    Total income or loss from investment
     operations                                       (0.08)        0.99         0.68
Less distributions:
    Dividends from net investment income              (0.15)       (0.11)          --
    Distributions from net realized gains             (0.32)       (0.12)          --
                                                    ------------------------------------
    Total distributions                               (0.47)       (0.23)          --
                                                    ------------------------------------
Net asset value at end of period                      10.89        11.44        10.68
                                                    ====================================
Total return (%)                                      (0.53) 2      9.48         6.80 2

RATIOS/SUPPLEMENTAL DATA (%)
========================================================================================
Ratio of net operating expenses to
 average net assets                                    0.25 3       0.25 4       0.21 3
Expense reductions reflected in above ratio            0.19 3       0.25         0.49 3
Ratio of net investment income to
 average net assets                                    1.43 3       1.64         1.62 3
Portfolio turnover rate                                  18           27           19
Net assets, end of period ($ x 1,000,000)               152          129           71

1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.26% if certain non-routine expenses (proxy fees) had been included.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.


INSTITUTIONAL SELECT                                        11/1/00 -    11/1/99 -     2/1/99 1 -
SMALL-CAP VALUE INDEX FUND                                  4/30/01     10/31/00     10/31/99
PER-SHARE DATA ($)
=================================================================================================
Net asset value at beginning of period                        11.23        9.89        10.00
                                                            -------------------------------------
Income or loss from investment operations:
    Net investment income                                      0.04        0.09         0.07
    Net realized and unrealized gains or losses                1.17        1.74        (0.18)
                                                            -------------------------------------
    Total income or loss from investment operations            1.21        1.83        (0.11)
Less distributions:
    Dividends from net investment income                      (0.08)      (0.09)          --
    Distributions from net realized gains                     (0.74)      (0.40)          --
                                                              -----------------------------------
    Total distributions                                       (0.82)      (0.49)          --
                                                            -------------------------------------
Net asset value at end of period                              11.62       11.23         9.89
                                                            =====================================
Total return (%)                                              11.84 2     19.42        (1.10) 2

RATIOS/SUPPLEMENTAL DATA (%)
=================================================================================================
Ratio of net operating expenses to
 average net assets                                            0.32 3      0.27 4       0.00 3
Expense reductions reflected in above ratio                    0.24 3      0.38         0.98 3
Ratio of net investment income to
 average net assets                                            0.91 3      0.94         1.25 3
Portfolio turnover rate                                          34          71           38
Net assets, end of period ($ x 1,000,000)                        52          39           32


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
For the six months ended April 30, 2001 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)

1.  DESCRIPTION OF THE FUNDS

The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993, and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Total Stock Market Index Fund(R), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund(R), Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Schwab MarketManager International Portfolio, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund, and Technology Focus Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- The funds' investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Futures contracts -- The funds may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each fund's statement of operations at any given time.


As of April 30, 2001, the Institutional Select S&P 500 Fund and the Institutional Select Large-Cap Value Index Fund had the following open Index futures contracts:

                                                     Type of       Number of    Contract                        Unrealized
Fund                                                 Contract      Contracts      Value           Expiration    Appreciation
----                                                 --------      ---------      -----           ----------    ------------

Institutional Select S&P 500 Fund                  S&P 500 Index       5          $1,568             6/15/01          $41
Institutional Select Large-Cap Value Index Fund    S&P 500 Index       1             314             6/15/01          --

The eligible securities on deposit with brokers available to cover margin requirements for open futures positions at April 30, 2001, were $189 and $20, respectively, for the Institutional Select S&P 500 Fund and the Institutional Select Large-Cap Value Index Fund. The funds have segregated short-term investments and other securities for the remaining portion of the contract value.

Expenses -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at April 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at April 30, 2001 for the Funds is as follows:

                                                                        Net Unrealized
                                                          Federal        Appreciation        Appreciated         Depreciated
Fund                                                      Tax Cost      (Depreciation)        Securities          Securities
----                                                      --------      --------------       -----------         -----------
      Institutional Select S&P 500 Fund                    $331,668        $(17,899)            $42,868           $(60,767)
      Institutional Select Large-Cap Value Index Fund       152,634            (491)             16,398            (16,889)
      Institutional Select Small-Cap Value Index Fund        48,717           2,937               7,712             (4,775)

At October 31, 2000, the unused capital loss carryforward, for Federal income tax purposes with expiration date, was as follows:

                                               Institutional Select
                  Capital Loss Expirations         S&P 500 Fund
                  ------------------------         ------------
                          10/31/08                     $465

Reclassifications -- Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the six months ended April 30, 2001, there were no such reclassifications.

Accounting standards issued but not yet adopted -- A revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. Each fund expects that the impact of the adoption of these principles will not be material to the financial statements.

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the Institutional Select S&P 500 Fund pays an annual fee, payable monthly, of 0.18% of the first $1 billion of average daily net assets and 0.15% of such net assets over $1 billion, the Institutional Select Large-Cap Value Index Fund pays 0.20% of the first $1 billion of average daily net assets and 0.18% of such net assets over $1 billion and the Institutional Select Small-Cap Value Index Fund pays 0.25% of the first $1 billion of average daily net assets and 0.23% of such net assets over $1 billion. The investment adviser has waived or reduced its fee for the six months ended April 30, 2001 (see Note 4).

Transfer agency and shareholder service agreements -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.05% of such net assets for shareholder services. Schwab has waived or reduced a portion of its transfer agency and shareholder service fees for the six months ended April 30, 2001 (see Note 4).

Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended April 30, 2001, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $10 related to the trust's unaffiliated trustees.

As of April 30, 2001, the Institutional Select S&P 500 Fund held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $767.

Interfund transactions -- For the six months ended April 30, 2001, the Institutional Select S&P 500 Fund, the Institutional Select Large-Cap Value Index Fund and the Institutional Select Small-Cap Value Index Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act, were $6, $8,081 and $798, respectively.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least December 31, 2005, total operating expenses of Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each fund's average daily net assets, after waivers and reimbursements. For the purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses.

For the six months ended April 30, 2001, the total of such fees and expenses reduced by the investment adviser was $296, $128, and $54, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund. The total of such fees reduced by Schwab was $88, $1, and $1, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund.

5.  BORROWING AGREEMENTS

The funds may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6.  SECURITIES LENDING

The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund loaned securities to certain brokers, dealers and other financial institutions who paid the funds negotiated lenders' fees. The funds received cash collateral, letters of credit or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

7.  INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the six months ended April 30, 2001, were as follows:

                                                                               Proceeds of Sales
         Fund                                                    Purchases       and Maturities
         ----                                                    ---------     -----------------
         Institutional Select S&P 500 Fund                        $26,769          $49,087
         Institutional Select Large-Cap Value Index Fund           48,767           25,254
         Institutional Select Small-Cap Value Index Fund           23,454           15,903

NOTES TO FINANCIAL STATEMENTS (concluded)


8.  EARLY WITHDRAWAL FEES

The early withdrawal fees are retained by the funds and are treated as a contribution to capital.

                                                           Early withdrawal fees on    Early withdrawal
         Fund                                                 redemption proceeds*    fees as of 4/30/01
         ----                                              ------------------------   ------------------
         Institutional Select S&P 500 Fund                        0.75%                      $19
         Institutional Select Large-Cap Value Index Fund          0.75%                       10
         Institutional Select Small-Cap Value Index Fund          0.75%                       10

*Attributable to shares purchased and held less than 180 days.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION  See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK  A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

INSTITUTIONAL SELECT(R) FUNDS

FUNDS DESIGNED TO MEET YOUR NEEDS

The Institutional Select Funds were designed with input from Investment Managers, who indicated a need for low-cost, tax-efficient index fund alternatives.

At Charles Schwab Investment Management, Inc. (CSIM), our goal is to understand the needs of our clients and then design investment tools that meet those needs. Through targeted research, we learned that our clients want low-cost index fund alternatives that are managed with an emphasis on tax efficiency and offer accurate tracking potential and a proven management team. The Institutional Select Funds are a direct result of that research, and offer real advantages designed specifically for institutional-type investors.

CSIM -- THE RIGHT RESOURCES FOR INVESTMENT ADVISERS

When we began in 1989, CSIM's primary focus was the retail customer, and today -- with more than 40 fund products, five million SchwabFunds(R) shareholder and more than $110 billion in assets under management -- we are a market leader.

Today, Investment Managers represent a large and growing part of the overall customer base for Charles Schwab & Co., Inc. (Schwab). The Institutional Select Funds are the first of what we hope will be many new CSIM funds that will provide high quality, cost-efficient portfolios for Investment Managers and their clients. We will continue to work closely with Investment Managers nationwide, with a view to provide them with the best institutional investment tools.

CSIM serves as the investment adviser to the Institutional Select Funds and SchwabFunds(R), and is an affiliate of Schwab. Schwab is the distributor for the Institutional Select Funds and SchwabFunds. The Charles Schwab Corporation is the parent company of CSIM and Schwab.

This report must be preceded or accompanied by a current prospectus.

INSTITUTIONAL SELECT(R) FUNDS

101 Montgomery Street, San Francisco, CA 94104



INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94104-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.

Printed on recycled paper. REG 13995-02 (6/01)